UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09815

THE ARBITRAGE FUNDS
(Exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York,			NY 10010
(Address of principal executive offices)			(Zip code)

John S. Orrico Water Island Capital, LLC 41 Madison Avenue 42nd Floor New York, NY 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-295-4485

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2019

Item 1.   Reports to Stockholders.

Semi-Annual Report

November 30, 2019

Arbitrage Fund

Water Island Diversified Event-Driven Fund

Water Island Credit Opportunities Fund

Water Island Long/Short Fund

Paper copies of The Arbitrage Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from The Arbitrage Funds or from your financial intermediary, such as a broker — dealer or bank. Instead, the reports will be made available on a website (https://artbitragefunds.com/restricted/content/downloads.html) and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive your shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from The Arbitrage Funds electronically by sending a request in writing to: Arbitrage Funds, PO Box 219842, Kansas City MO 64121-9842 or by calling 1-800-295-4485.

You may also elect to receive all future reports in paper free of charge. You can inform The Arbitrage Funds [or your financial intermediary] that you wish to continue receiving paper copies of your shareholder reports by sending a request in writing to: Arbitrage Funds, PO Box 219842, Kansas City MO 64121-9842 or by calling 1-800-295-4485. Your election to receive reports in paper will apply to all Arbitrage Funds you hold directly in an account with The Arbitrage Funds. You must provide separate instructions to each of your financial intermediaries.

TABLE OF CONTENTS

Arbitrage Fund
Portfolio Information	1
Portfolio of Investments	3
Water Island Diversified Event-Driven Fund
Portfolio Information	14
Portfolio of Investments	16
Water Island Credit Opportunities Fund
Portfolio Information	27
Portfolio of Investments	29
Water Island Long/Short Fund
Portfolio Information	36
Portfolio of Investments	38
Statements of Assets and Liabilities	46
Statements of Operations	50
Statements of Changes in Net Assets	54
Financial Highlights
Arbitrage Fund - Class R	58
Arbitrage Fund - Class I	60
Arbitrage Fund - Class C	62
Arbitrage Fund - Class A	64
Water Island Diversified Event-Driven Fund - Class R	66
Water Island Diversified Event-Driven Fund - Class I	68
Water Island Diversified Event-Driven Fund - Class C	70
Water Island Diversified Event-Driven Fund - Class A	72
Water Island Credit Opportunities Fund - Class R	74
Water Island Credit Opportunities Fund - Class I	76
Water Island Credit Opportunities Fund - Class C	78
Water Island Credit Opportunities Fund - Class A	80
Water Island Long/Short Fund - Class R	82
Water Island Long/Short Fund - Class I	84
Notes to Financial Statements	86
Disclosure of Fund Expenses	113
Additional Information	116

Arbitrage Fund  Portfolio Information

November 30, 2019 (Unaudited)

Performance (annualized returns as of November 30, 2019)

	One Year	Five Year	Ten Year	Since Inception*
Arbitrage Fund, Class R	3.77%	2.56%	2.11%	3.95%
Arbitrage Fund, Class I	4.01%	2.78%	2.36%	3.03%
Arbitrage Fund, Class C**	3.00%	1.78%	N/A	1.23%
Arbitrage Fund, Class A***	3.74%	2.53%	N/A	2.22%
ICE BofA Merrill Lynch U.S. 3-Month Treasury Bill Index****	2.32%	1.05%	0.57%	1.62%
S&P 500® Index	16.11%	10.98%	13.44%	6.12%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from the amount reported in the Financial Highlights. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com.

* Class R inception: 9/18/00; Class I inception: 10/17/03; Class C inception: 6/1/12; Class A inception: 6/1/13. The "Since Inception" returns for securities indices are for the inception date of Class R shares.

** Class C shares are subject to a 1.00% contingent deferred sales charge on all purchases redeemed within 12 months of purchase.

*** Class A shares are subject to a maximum front-end sales load of 2.50% on purchases up to $250,000. The shares are also subject to a deferred sales charge of up to 1.00% on purchases of $250,000 or more purchased without a front-end sales charge and redeemed within 18 months of purchase.

**** Merger arbitrage and event-driven investing are market neutral investment strategies, which typically exhibit low betas and low correlations to broad equity and credit market indices. As such, the adviser has determined that a more appropriate benchmark for Arbitrage Fund is a measure of the risk-free rate, in this case the ICE Bank of America (BofA) Merrill Lynch U.S. 3-Month Treasury Bill Index.

The Total Annual Fund Operating Expenses for Class R, Class I, Class C and Class A are 1.99%, 1.74%, 2.74% and 1.99%, respectively. These expense ratios are as stated in the current prospectus and may differ from the expense ratios disclosed in the financial highlights in this report.

The ICE BofA Merrill Lynch U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

The S&P 500® Index is an unmanaged index consisting of 500 stocks.

An investor may not invest directly in an index.

Semi-Annual Report | November 30, 2019

Arbitrage Fund  Portfolio Information (continued)

November 30, 2019 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of the Arbitrage Fund's investments (including short sales and excluding derivatives) as of the report date.

* Concentration Risk: The Fund may invest a large proportion of the Fund's assets in securities of issuers in a single sector over a given time. During such a period of concentration, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments

November 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 83.60%
Aerospace & Defense - 1.21%
Cobham Plc	9,810,885	$20,073,849
Apparel - 0.11%
Perry Ellis International, Inc.(a)(b)	828,485	1,781,243
Auto Parts & Equipment - 3.09%
WABCO Holdings, Inc.(a)(c)	381,948	51,467,493
Banks - 8.67%
IBERIABANK Corp.(c)	22,733	1,659,282
SunTrust Banks, Inc.	1,883,538	133,429,832
WesBanco, Inc.	253,055	9,231,428
		144,320,542
Biotechnology - 2.71%
Cambrex Corp.(a)(c)	174,764	10,480,597
Medicines Co.(a)	246,201	20,730,124
Pacific Biosciences of California, Inc.(a)(c)	2,709,726	13,927,992
		45,138,713
Chemicals - 0.49%
Innophos Holdings, Inc.(c)	256,177	8,172,046
Commercial Services - 1.05%
Cramo Oyj	163,874	2,412,015
Nord Anglia Education, Inc.(a)(b)	200,078	960,374
Sotheby's(a)(b)	247,097	14,084,529
		17,456,918
Computers & Computer Services - 2.34%
Carbonite, Inc.(a)(c)	927,022	21,321,506
Presidio, Inc.	347,107	5,730,737
Sophos Group Plc(d)	1,624,124	11,868,167
		38,920,410
Construction Materials - 0.71%
Continental Building Products, Inc.(a)(c)	322,390	11,860,728
Distribution/Wholesale - 0.73%
Anixter International, Inc.(a)(c)	140,802	12,086,444
Diversified Financial Services - 1.28%
Aircastle Ltd.(c)	615,276	19,682,679
Bolsas y Mercados Espanoles SHMSF SA	42,709	1,671,305
		21,353,984

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 83.60% (Continued)
Electronics - 1.26%
Fitbit, Inc., Class A(a)(c)	670,508	$4,666,736
Tech Data Corp.(a)(c)	112,613	16,316,497
		20,983,233
Energy - Alternate Sources - 0.61%
Pattern Energy Group, Inc., Class A(c)	370,681	10,201,141
Engineering & Construction - 0.74%
Altran Technologies SA	368,120	5,746,755
Koninklijke Volkerwessels NV	273,026	6,602,401
		12,349,156
Entertainment - 4.64%
Entertainment One Ltd.	4,707,306	33,850,356
International Speedway Corp., Class A(a)(b)	792,042	35,641,893
Stars Group, Inc.(a)(c)	321,096	7,799,422
		77,291,671
Environmental Control - 5.25%
Advanced Disposal Services, Inc.(a)(c)	2,653,628	87,437,043
Food - 1.57%
Pioneer Foods Group Ltd.	3,557,869	26,153,663
Gas - 0.48%
AltaGas Canada, Inc.	316,774	7,977,182
Healthcare - Products - 1.15%
Consort Medical Plc	123,325	1,666,800
Wright Medical Group NV(a)(c)	586,147	17,449,596
		19,116,396
Healthcare - Services - 10.23%
WellCare Health Plans, Inc.(a)(c)	528,636	170,257,797
Home Builders - 0.40%
William Lyon Homes, Class A(a)(c)	315,274	6,582,921
Insurance - 0.28%
TOWER Ltd.(a)	9,485,696	4,626,818
Internet - 2.36%
Shutterfly, Inc.(a)(b)	769,876	39,263,676
Lodging - 1.05%
Caesars Entertainment Corp.(a)(c)	1,344,156	17,527,794
Media - 2.63%
Axel Springer SE(a)	637,092	43,867,772

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 83.60% (Continued)
Miscellaneous Manufacturing - 0.52%
Hillenbrand, Inc.	272,603	$8,619,694
Oil & Gas - 0.41%
Eland Oil & Gas Plc	3,247,050	6,878,898
Pharmaceuticals - 5.33%
Allergan Plc(c)	279,886	51,762,117
Bristol-Myers Squibb Co.	650,993	37,067,541
		88,829,658
Pipelines - 1.23%
SemGroup Corp., Class A	1,334,452	20,510,527
Real Estate - 0.26%
Hembla AB, Class B(a)	193,067	4,323,682
Real Estate Investment Trusts - 2.17%
Liberty Property Trust(c)	585,383	36,071,300
Retail - 2.99%
EI Group Plc(a)	3,910,019	14,250,689
GrandVision NV(d)	167,972	5,089,006
Tiffany & Co.	206,354	27,610,165
Vitamin Shoppe, Inc.(a)	441,328	2,859,806
		49,809,666
Semiconductors - 3.30%
Mellanox Technologies Ltd.(a)(c)(e)	478,777	55,011,477
Software - 3.63%
Cision Ltd.(a)(c)	1,052,610	10,462,943
InterXion Holding NV(a)(c)	110,469	9,394,284
MINDBODY, Inc., Class A(a)(b)	843,793	30,798,445
Onemarket Ltd.(a)	111,800	73,353
Pivotal Software, Inc., Class A(a)(c)	644,502	9,680,420
		60,409,445
Telecommunications - 4.95%
Inmarsat Plc	1,305,059	9,168,661
Zayo Group Holdings, Inc.(a)(c)(e)	2,140,520	73,291,405
		82,460,066
Transportation - 3.77%
Genesee & Wyoming, Inc., Class A(a)	563,758	62,830,829
TOTAL COMMON STOCKS (Cost $1,346,075,624)		1,392,023,875

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2019 (Unaudited)

	Shares	Value
LIMITED PARTNERSHIPS - 0.02%
Pipelines - 0.02%
Energy Transfer Equity LP	30,829	$364,090
TOTAL LIMITED PARTNERSHIPS (Cost $364,016)		364,090
RIGHTS - 0.15%
A Schulman, Inc. CVR(b)	173,468	164,309
Bristol-Myers Squibb Co.	650,993	1,399,635
Corium International, Inc. CVR(b)	920,694	182,390
Elanco Animal Health, Inc. CVR(b)	1,124,589	—
Media General, Inc. CVR(b)	613,589	—
NewStar Financial, Inc. CVR(b)	1,514,945	801,254
TOTAL RIGHTS (Cost $2,021,549)		2,547,588

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 0.78%
Pipelines - 0.78%
SemGroup Corp. / Rose Rock Finance Corp.	11/15/2023	5.625%	$12,713,000	$13,030,825
TOTAL CORPORATE BONDS (Cost $13,088,530)				13,030,825

	Shares	Value
MUTUAL FUNDS - 1.55%
Water Island Diversified Event-Driven Fund, Class I(f)	2,657,765	$25,780,318
TOTAL MUTUAL FUNDS (Cost $25,340,129)		25,780,318

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.00%(g)
Put Options Purchased - 0.00%(g)
Mellanox Technologies, Ltd.	12/2019	$100.00	$18,475,920	1,608	$36,180
	12/2019	105.00	8,422,170	733	16,493
Zayo Group Holdings, Inc.	12/2019	32.50	3,516,448	1,027	5,135
TOTAL PUT OPTIONS PURCHASED (Cost $729,129)					57,808
TOTAL PURCHASED OPTIONS (Cost $729,129)					57,808

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2019 (Unaudited)

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 13.35%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund Government Portfolio, Institutional Class	1.550	%(h)	111,092,620	$111,092,620
State Street Institutional U.S. Government Money Market Fund, Premium Class	1.590	%(h)	111,092,620	111,092,620
				222,185,240
TOTAL SHORT-TERM INVESTMENTS (Cost $222,185,240)				222,185,240
Total Investments - 99.45% (Cost $1,609,804,217)				1,655,989,744
Other Assets in Excess of Liabilities - 0.55%(i)				9,092,450
NET ASSETS - 100.00%				$1,665,082,194

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of November 30, 2019, the total fair market value of these securities was $123,678,113, representing 7.43% of net assets.

(c)  Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At November 30, 2019, the aggregate fair market value of those securities was $507,411,362, representing 30.47% of net assets.

(d)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2019, these securities had a total value of $16,957,173 or 1.02% of net assets.

(e)  Underlying security for a written/purchased call/put option.

(f)  Affiliated investment.

(g)  Less than 0.005% of net assets.

(h)  Rate shown is the 7-day effective yield as of November 30, 2019.

(i)  Includes cash held as collateral for short sales and written option contracts.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (20.97%)
Banks - (8.10%)
First Horizon National Corp.	(103,964)	$(1,671,741)
Truist Financial Corp.	(2,435,391)	(133,264,596)
		(134,936,337)
Distribution/Wholesale - (0.08%)
WESCO International, Inc.	(24,151)	(1,270,826)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - (20.97%) (Continued)
Entertainment - (0.39%)
Eldorado Resorts, Inc.	(120,840)	$(6,466,148)
Healthcare - Services - (6.49%)
Centene Corp.	(1,786,919)	(108,054,992)
Home Builders - (0.35%)
Taylor Morrison Home Corp., Class A	(251,891)	(5,848,909)
Miscellaneous Manufacturing - (0.52%)
Hillenbrand, Inc.	(273,457)	(8,646,710)
Pharmaceuticals - (2.26%)
AbbVie, Inc.	(7,222)	(633,586)
Bristol-Myers Squibb Co.	(650,966)	(37,066,004)
		(37,699,590)
Pipelines - (0.04%)
SemGroup Corp., Class A	(42,377)	(651,334)
Real Estate Investment Trusts - (2.74%)
Digital Realty Trust, Inc.	(78,065)	(9,441,962)
Prologis, Inc.	(395,127)	(36,173,877)
		(45,615,839)
TOTAL COMMON STOCKS (Proceeds $327,318,198)		(349,190,685)
LIMITED PARTNERSHIPS - (0.04%)
Pipelines - (0.04%)
Energy Transfer Equity LP	(54,758)	(646,692)
TOTAL LIMITED PARTNERSHIPS (Proceeds $654,262)		(646,692)
RIGHTS - (0.08%)
Pharmaceuticals - (0.08%)
Bristol-Myers Squibb Co.	(650,993)	(1,399,637)
TOTAL RIGHTS (Proceeds $1,431,604)		(1,399,637)
TOTAL SECURITIES SOLD SHORT (Proceeds $329,404,064)		$(351,237,014)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2019 (Unaudited)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Anixter International, Inc.	12/2019	$85.00	$(1,639,544)	(191)	$(33,903)
TOTAL WRITTEN CALL OPTIONS (Premiums received $44,248)					(33,903)
TOTAL WRITTEN OPTIONS (Premiums received $44,248)					$(33,903)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Morgan Stanley & Co./ Monthly	AbbVie, Inc.	Received 1 Month- Federal Rate Minus 40 bps (1.150%)	08/12/2021	$—	$—	$—	$20,630,587	$—
Morgan Stanley & Co./ Monthly	Energy Transfer LP	Received 1 Month- Federal Rate Minus 40 bps (1.150%)	08/12/2021	—	—	—	10,809,776	—
Morgan Stanley & Co./ Monthly	WesBanco, Inc.	Received 1 Month- Federal Rate Minus 40 bps (1.150%)	08/12/2021	—	—	—	9,231,410	—
Morgan Stanley & Co./ Monthly	Cobham Plc	Paid 1 Month- SONIA plus 90 bps (1.609%)	10/01/2021	—	—	—	GBP (7,145,095)	—

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2019 (Unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Morgan Stanley & Co./ Monthly	Flutter Entertain- ment Plc	Received 1 Month- LIBOR Minus 87.5 bps (1.590%)	10/01/2021	$—	$—	$—	GBP $6,366,184	$—
Morgan Stanley & Co./ Monthly	Just Eat Plc	Paid 1 Month SONIA plus 90 bps (1.609%)	10/01/2021	$486	$—	$21,096	GBP $(8,260,942)	$21,582
						$21,096		$21,582

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
AUD	3,500	USD	2,361	Goldman Sachs & Co.	12/16/2019	$7
USD	87,360	AUD	127,300	Goldman Sachs & Co.	12/16/2019	1,224
CAD	12,531,100	USD	9,416,180	Goldman Sachs & Co.	12/16/2019	18,802
USD	28,893,810	CAD	38,052,200	Goldman Sachs & Co.	12/16/2019	243,343
EUR	3,612,800	USD	3,977,275	Goldman Sachs & Co.	12/16/2019	6,683
USD	84,598,009	EUR	76,403,000	Goldman Sachs & Co.	12/16/2019	345,804
GBP	72,202,300	USD	92,522,734	Goldman Sachs & Co.	12/16/2019	906,464
USD	12,238,882	GBP	9,418,600	Goldman Sachs & Co.	12/16/2019	51,290
NZD	1,862,300	USD	1,179,832	Goldman Sachs & Co.	12/16/2019	15,658
USD	4,366,244	NZD	6,789,900	Goldman Sachs & Co.	12/16/2019	7,518
USD	259,892	ZAR	3,804,000	Goldman Sachs & Co.	12/13/2019	739
						$1,597,532
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
AUD	19,900	USD	13,630	Goldman Sachs & Co.	12/16/2019	$(160)
USD	806	AUD	1,200	Goldman Sachs & Co.	12/16/2019	(6)
CAD	15,037,000	USD	11,360,059	Goldman Sachs & Co.	12/16/2019	(38,321)
USD	117,643	CAD	156,300	Goldman Sachs & Co.	12/16/2019	(40)
EUR	22,419,100	USD	24,894,075	Goldman Sachs & Co.	12/16/2019	(171,765)
USD	9,352,746	EUR	8,491,100	Goldman Sachs & Co.	12/16/2019	(10,681)
USD	160,421,766	GBP	128,353,300	Goldman Sachs & Co.	12/16/2019	(5,666,378)
NZD	544,000	USD	349,618	Goldman Sachs & Co.	12/16/2019	(401)
USD	1,634,267	NZD	2,588,400	Goldman Sachs & Co.	12/16/2019	(27,336)
USD	4,312,599	SEK	41,509,400	Goldman Sachs & Co.	12/16/2019	(24,770)
USD	26,376,124	ZAR	394,122,100	Goldman Sachs & Co.	12/13/2019	(473,982)
						$(6,413,840)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2019 (Unaudited)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United Kingdom	3.84%
Israel	3.30%
Canada	2.98%
Germany	2.63%
Netherlands	2.31%
South Africa	1.57%
France	0.34%
New Zealand	0.28%
Sweden	0.26%
Finland	0.14%
Spain	0.10%
Hong Kong	0.06%
Australia	0.01%
United States	81.63%
Other Assets in Excess of Liabilities	0.55%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.

AUD - Australian dollar

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CVR - Contingent Value Rights

EUR - Euro

GBP - British pound

LIBOR - London Interbank Offered Rate

LP - Limited Partnership

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

NZD - New Zealand dollar

Plc - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States

SEK - Swedish krona

SONIA - Sterling OverNight Index Average

USD - United States Dollar

ZAR - South African rand

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2019 (Unaudited)

The following table summarizes Arbitrage Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2019:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$20,073,849	$—	$—	$20,073,849
Apparel	—	—	1,781,243	1,781,243
Auto Parts & Equipment	51,467,493	—	—	51,467,493
Banks	144,320,542	—	—	144,320,542
Biotechnology	45,138,713	—	—	45,138,713
Chemicals	8,172,046	—	—	8,172,046
Commercial Services	2,412,015	—	15,044,903	17,456,918
Computers & Computer Services	38,920,410	—	—	38,920,410
Construction Materials	11,860,728	—	—	11,860,728
Distribution/Wholesale	12,086,444	—	—	12,086,444
Diversified Financial Services	21,353,984	—	—	21,353,984
Electronics	20,983,233	—	—	20,983,233
Energy - Alternate Sources	10,201,141	—	—	10,201,141
Engineering & Construction	12,349,156	—	—	12,349,156
Entertainment	41,649,778	—	35,641,893	77,291,671
Environmental Control	87,437,043	—	—	87,437,043
Food	26,153,663	—	—	26,153,663
Gas	7,977,182	—	—	7,977,182
Healthcare - Products	19,116,396	—	—	19,116,396
Healthcare - Services	170,257,797	—	—	170,257,797
Home Builders	6,582,921	—	—	6,582,921
Insurance	4,626,818	—	—	4,626,818
Internet	—	—	39,263,676	39,263,676
Lodging	17,527,794	—	—	17,527,794
Media	43,867,772	—	—	43,867,772
Miscellaneous Manufacturing	8,619,694	—	—	8,619,694
Oil & Gas	6,878,898	—	—	6,878,898
Pharmaceuticals	88,829,658	—	—	88,829,658
Pipelines	20,510,527	—	—	20,510,527
Real Estate	4,323,682	—	—	4,323,682
Real Estate Investment Trusts	36,071,300	—	—	36,071,300
Retail	49,809,666	—	—	49,809,666
Semiconductors	55,011,477	—	—	55,011,477
Software	29,611,000	—	30,798,445	60,409,445
Telecommunications	82,460,066	—	—	82,460,066
Transportation	62,830,829	—	—	62,830,829
Limited Partnerships	364,090	—	—	364,090
Rights	1,399,635	—	1,147,953	2,547,588
Corporate Bonds**	—	13,030,825	—	13,030,825
Mutual Funds	25,780,318	—	—	25,780,318
Purchased Options	57,808	—	—	57,808
Short-Term Investments	222,185,240	—	—	222,185,240
TOTAL	$1,519,280,806	$13,030,825	$123,678,113	$1,655,989,744

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2019 (Unaudited)

Other Financial Instruments***	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,597,532	$—	$1,597,532
Equity Swaps	21,096	—	—	21,096
Liabilities
Common Stocks**	(349,190,685)	—	—	(349,190,685)
Limited Partnerships	(646,692)	—	—	(646,692)
Rights	(1,399,637)	—	—	(1,399,637)
Written Options	(33,903)	—	—	(33,903)
Forward Foreign Currency Exchange Contracts	—	(6,413,840)	—	(6,413,840)
TOTAL	$(351,249,821)	$(4,816,308)	$—	$(356,066,129)

*  Refer to footnote 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2019:

Investments in Securities	Balance as of May 31, 2019	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2019	Net change in Unrealized (Depreciation) included in the Statement of Operations attributable to Level 3 investments held at November 30, 2019
Common Stocks	$33,540,061	$174,028	$582,078	$86,928,539	$(16,434,325)	$17,739,780	$—	$122,530,160	$582,078
Rights	1,125,511	—	21,549	28,314	(27,421)	—	—	1,147,953	21,549
Total	$34,665,572	$174,028	$603,626	$86,956,853	$(16,461,745)	$17,739,780	$—	$123,678,113	$603,626

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019

Water Island Diversified Event-Driven Fund  Portfolio Information

November 30, 2019 (Unaudited)

Performance (annualized returns as of November 30, 2019)

	One Year	Five Year	Ten Year	Since Inception*
Water Island Diversified Event-Driven Fund, Class R	3.10%	0.49%	N/A	1.46%
Water Island Diversified Event-Driven Fund, Class I	3.26%	0.71%	N/A	1.70%
Water Island Diversified Event-Driven Fund, Class C**	2.33%	-0.27%	N/A	0.37%
Water Island Diversified Event-Driven Fund, Class A***	3.06%	0.47%	N/A	0.83%
ICE BofA Merrill Lynch U.S. 3-Month Treasury Bill Index****	2.32%	1.05%	N/A	0.61%
Bloomberg Barclays U.S. Aggregate Bond Index	10.79%	3.08%	N/A	3.24%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance, and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from the amount reported in the Financial Highlights. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com.

* Class R and Class I inception: 10/1/10; Class C inception: 6/1/12; Class A inception: 6/1/13. The "Since Inception" returns for securities indices are for the inception date of Class R and Class I shares.

** Class C shares are subject to a 1.00% contingent deferred sales charge on all purchases redeemed within 12 months of purchase.

*** Class A shares are subject to a maximum front-end sales load of 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $250,000 purchased without a front-end sales charge and redeemed within 18 months of purchase.

**** Merger arbitrage and event-driven investing are market neutral investment strategies, which typically exhibit low betas and low correlations to broad equity and credit market indices. As such, the adviser has determined that a more appropriate benchmark for Water Island Diversified Event-Driven Fund is a measure of the risk-free rate, in this case the ICE Bank of America (BofA) Merrill Lynch U.S. 3-Month Treasury Bill Index.

The Total Annual Fund Operating Expenses for Class R, Class I, Class C and Class A are 2.62%, 2.37%, 3.37% and 2.62%, respectively. The Adviser has agreed to waive fees (not including the effects of interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses, taxes, or other extraordinary expenses) in excess of 1.69%, 1.44%, 2.44% and 1.69% for Class R, Class I, Class C and Class A, respectively, until at least September 30, 2020. These expense ratios are as stated in the current prospectus and may differ from the expense ratios disclosed in the financial highlights in this report.

The ICE BofA Merrill Lynch U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

The Bloomberg Barclays U.S. Aggregate Bond Index is a market value-weighted index of investment-grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

An investor may not invest directly in an index.

www.arbitragefunds.com | 1-800-295-4485

Water Island Diversified Event-Driven Fund  Portfolio Information (continued)

November 30, 2019 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of the Water Island Diversified Event-Driven Fund's investments (including short sales and excluding derivatives) as of the report date.

* Concentration Risk: The Fund may invest a large proportion of the Fund's assets in securities of issuers in a single sector over a given time. During such a period of concentration, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

Semi-Annual Report | November 30, 2019

Water Island Diversified Event-Driven Fund  Portfolio of Investments

November 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 84.28%
Aerospace & Defense - 2.47%
Cobham Plc	1,578,942	$3,230,641
Auto Parts & Equipment - 3.08%
WABCO Holdings, Inc.(a)(b)	29,912	4,030,642
Banks - 6.27%
SunTrust Banks, Inc.	115,830	8,205,397
Biotechnology - 5.42%
Cambrex Corp.(a)	27,413	1,643,957
Medicines Co.(a)	38,765	3,264,013
Pacific Biosciences of California, Inc.(a)(b)	424,869	2,183,827
		7,091,797
Chemicals - 0.27%
Axalta Coating Systems Ltd.(a)	12,405	353,170
Commercial Services - 1.80%
Herc Holdings, Inc.(a)	3,572	167,027
Sotheby's(a)(c)	38,478	2,193,246
		2,360,273
Computers & Computer Services - 1.28%
HP, Inc.	27,874	559,710
Presidio, Inc.	26,796	442,402
Sophos Group Plc(d)	91,504	668,659
		1,670,771
Construction Materials - 0.49%
Masco Corp.(b)	13,663	636,013
Distribution/Wholesale - 0.99%
Anixter International, Inc.(a)(b)	11,084	951,451
HD Supply Holdings, Inc.(a)(b)	8,671	345,279
		1,296,730
Energy - Alternate Sources - 0.61%
Pattern Energy Group, Inc., Class A(b)	29,013	798,438
Engineering & Construction - 0.50%
Altran Technologies SA	42,401	661,926
Entertainment - 2.36%
Entertainment One Ltd.	46,225	332,405
International Speedway Corp., Class A(a)(c)	61,256	2,756,520
		3,088,925

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Diversified Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 84.28% (Continued)
Environmental Control - 4.35%
Advanced Disposal Services, Inc.(a)	172,691	$5,690,168
Food - 0.91%
Pioneer Foods Group Ltd.	161,717	1,188,771
Healthcare - Products - 1.05%
Wright Medical Group NV(a)(b)	46,122	1,373,052
Healthcare - Services - 10.20%
WellCare Health Plans, Inc.(a)(b)	41,484	13,360,752
Internet - 3.69%
NortonLifeLock, Inc.(b)(e)	25,755	641,299
Shutterfly, Inc.(a)(c)	82,270	4,195,770
		4,837,069
Media - 1.95%
Discovery, Inc., Class C(a)(b)	9,765	298,028
Axel Springer SE(a)	32,666	2,249,258
		2,547,286
Pharmaceuticals - 9.77%
Allergan Plc(b)	47,041	8,699,763
Bristol-Myers Squibb Co.	69,054	3,931,935
Paratek Pharmaceuticals, Inc.(a)(f)	52,781	154,648
		12,786,346
Pipelines - 2.45%
SemGroup Corp., Class A	208,891	3,210,655
Retail - 3.62%
GrandVision NV(d)	13,220	400,523
Tiffany & Co.(b)(e)	32,475	4,345,155
		4,745,678
Semiconductors - 5.41%
Mellanox Technologies Ltd.(a)(b)(e)	61,658	7,084,504
Software - 1.93%
MINDBODY, Inc., Class A(a)(c)	48,463	1,768,899
Pivotal Software, Inc., Class A(a)(b)	50,745	762,190
		2,531,089
Telecommunications - 9.17%
Inmarsat Plc	102,738	721,784
Zayo Group Holdings, Inc.(a)(b)	329,518	11,282,696
		12,004,480

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019

Water Island Diversified Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 84.28% (Continued)
Transportation - 4.24%
Genesee & Wyoming, Inc., Class A(a)	49,809	$5,551,213
TOTAL COMMON STOCKS (Cost $107,944,468)		110,335,786
LIMITED PARTNERSHIPS - 0.03%
Pipelines - 0.03%
Energy Transfer Equity LP	2,998	35,406
TOTAL LIMITED PARTNERSHIPS (Cost $36,159)		35,406
RIGHTS - 0.11%
Bristol-Myers Squibb Co.(a)	69,054	148,466
TOTAL RIGHTS (Cost $147,085)		148,466

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 9.82%
Commercial Services - 1.65%
Nielsen Co. Luxembourg SARL (The)(b)(d)	10/01/2021	5.500%	$2,158,000	$2,160,697
Entertainment - 1.31%
Stars Group Holdings B.V. / Stars Group US Co-Borrower LLC(d)	07/15/2026	7.000%	1,585,000	1,711,800
Household Products - 0.71%
Avon International Operations, Inc.(d)	08/15/2022	7.875%	892,000	928,795
Internet - 1.67%
Zayo Group LLC / Zayo Capital, Inc.	04/01/2023	6.000%	1,339,000	1,372,505
Zayo Group LLC / Zayo Capital, Inc.(d)	01/15/2027	5.750%	791,000	806,820
				2,179,325
Lodging - 1.81%
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp.(d)	11/15/2021	6.750%	2,329,000	2,375,580
Machinery - Construction & Mining - 0.65%
Vertiv Group Corp.(d)	10/15/2024	9.250%	872,000	856,740

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Diversified Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2019 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 9.82% (Continued)
Pipelines - 0.98%
SemGroup Corp. / Rose Rock Finance Corp.
	07/15/2022	5.625%	$437,000	$440,551
	11/15/2023	5.625%	817,000	837,425
				1,277,976
Toys/Games/Hobbies - 1.04%
Mattel, Inc.	08/15/2021	2.350%	1,353,000	1,363,148
TOTAL CORPORATE BONDS (Cost $12,870,207)				12,854,061
			Shares	Value
WARRANTS - 0.01%
Telecommunications - 0.01%
Avaya Holdings Corp., Exercise Price $25.55, Expires 12/15/2022(a)(g)			5,548	$8,489
TOTAL WARRANTS (Cost $0)				8,489

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.04%
Call Options Purchased - 0.03%
Emerson Electric Co.	01/2020	$70.00	$81,246	11	$5,445
Stars Group, Inc.	02/2020	22.50	97,160	40	8,900
Xerox Holdings Corp.	01/2020	40.00	1,039,431	267	31,506
TOTAL CALL OPTIONS PURCHASED (Cost $42,977)					45,851
Put Options Purchased - 0.01%
Avaya Holdings Corp.	12/2019	10.00	936,041	733	1,833
iShares Russell 2000 ETF
	12/2019	145.00	550,018	34	340
	12/2019	147.00	550,018	34	459
	12/2019	149.00	582,372	36	666
Lowe's Companies, Inc.	01/2020	100.00	434,047	37	1,018

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019

Water Island Diversified Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2019 (Unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.04% (Continued)
Put Options Purchased - 0.01% (Continued)
Mellanox Technologies, Ltd.
	12/2019	$100.00	$1,574,130	137	$3,082
	12/2019	105.00	1,309,860	114	2,565
NortonLifeLock, Inc.	01/2020	20.00	126,990	51	306
Tiffany & Co.	02/2020	110.00	294,360	22	4,961
TOTAL PUT OPTIONS PURCHASED (Cost $208,076)					15,230
TOTAL PURCHASED OPTIONS (Cost $251,053)					61,081

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 0.02%
Money Market Fund
State Street Institutional U.S. Government Money Market Fund, Premier Class(h)	1.590	%(i)	24,313	$24,313
TOTAL SHORT-TERM INVESTMENTS (Cost $24,313)				24,313
Total Investments - 94.31% (Cost $121,273,285)				123,467,602
Other Assets in Excess of Liabilities - 5.69%(j)				7,452,015
NET ASSETS - 100.00%				$130,919,617

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At November 30, 2019, the aggregate fair market value of those securities was $44,062,072, representing 33.66% of net assets.

(c)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of November 30, 2019, the total fair market value of these securities was $10,914,435, representing 8.34% of net assets.

(d)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2019, these securities had a total value of $9,909,614 or 7.57% of net assets.

(e)  Underlying security for a written/purchased call/put option.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Diversified Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2019 (Unaudited)

(f)  All or a portion of this security is out on loan.

(g)  Security in default on interest payments.

(h)  Represents an investment of securities lending cash collateral.

(i)  Rate shown is the 7-day effective yield as of November 30, 2019.

(j)  Includes cash held as collateral for short sales and written option contracts.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (17.45%)
Banks - (6.27%)
Truist Financial Corp.	(149,958)	$(8,205,702)
Chemicals - (0.25%)
PPG Industries, Inc.	(1,354)	(174,449)
RPM International, Inc.	(1,005)	(74,099)
Sherwin-Williams Co. (The)	(136)	(79,306)
		(327,854)
Commercial Services - (0.11%)
Nielsen Holdings Plc	(4,117)	(80,487)
United Rentals, Inc.	(396)	(60,608)
		(141,095)
Construction Materials - (0.14%)
Builders FirstSource, Inc.	(568)	(14,433)
Fortune Brands Home & Security, Inc.	(988)	(62,501)
JELD-WEN Holding, Inc.	(2,135)	(48,571)
Masonite International Corp.	(818)	(58,732)
		(184,237)
Distribution/Wholesale - (0.20%)
Fastenal Co.	(1,349)	(47,917)
Watsco, Inc.	(269)	(47,874)
WESCO International, Inc.	(2,199)	(115,711)
WW Grainger, Inc.	(155)	(49,127)
		(260,629)
Electrical Components & Equipment - (0.06%)
Emerson Electric Co.	(1,100)	(81,246)
Entertainment - (0.07%)
Stars Group, Inc. (The)	(3,993)	(96,990)
Healthcare - Services - (6.48%)
Centene Corp.	(140,222)	(8,479,224)
Household Products - (0.04%)
Avon Products, Inc.	(12,250)	(56,227)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019

Water Island Diversified Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2019 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (17.45%) (Continued)
Media - (0.23%)
Discovery, Inc., Class A	(8,981)	$(295,834)
Office/Business Equip - (0.11%)
Xerox Holdings Corp.	(3,819)	(148,674)
Pharmaceuticals - (3.28%)
AbbVie, Inc.	(4,072)	(357,237)
Bristol-Myers Squibb Co.	(69,051)	(3,931,764)
		(4,289,001)
Pipelines - (0.04%)
SemGroup Corp., Class A	(3,641)	(55,962)
Retail - (0.02%)
Beacon Roofing Supply, Inc.	(296)	(8,776)
MSC Industrial Direct Co., Inc., Class A	(167)	(12,260)
		(21,036)
Telecommunications - (0.15%)
Zayo Group Holdings, Inc.	(5,720)	(195,853)
TOTAL COMMON STOCKS (Proceeds $21,508,629)		(22,839,564)
LIMITED PARTNERSHIPS - (0.08%)
Pipelines - (0.08%)
Energy Transfer Equity LP	(8,638)	(102,015)
TOTAL LIMITED PARTNERSHIPS (Proceeds $103,375)		(102,015)
RIGHTS - (0.11%)
Pharmaceuticals - (0.11%)
Bristol-Myers Squibb Co.	(69,054)	(148,466)
TOTAL RIGHTS (Proceeds $154,836)		(148,466)
TOTAL SECURITIES SOLD SHORT (Proceeds $21,766,840)		$(23,090,045)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Diversified Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2019 (Unaudited)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Put Options
iShares Russell 2000 ETF
	12/2019	$135.00	$(550,018)	(34)	$(102)
	12/2019	137.00	(550,018)	(34)	(119)
	12/2019	139.00	(582,372)	(36)	(162)
TOTAL WRITTEN PUT OPTIONS (Premiums received $29,209)					(383)
TOTAL WRITTEN OPTIONS (Premiums received $29,209)					$(383)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Monthly	AbbVie, Inc.	Received 1 Month- Federal Rate Minus 40 bps (1.150%)	08/19/2021	$—	$—	$—		$3,216,708	$—
Morgan Stanley & Co./ Monthly	Energy Transfer LP	Received 1 Month- Federal Rate Minus 40 bps (1.150%)	08/19/2021	—	—	—		1,691,345	—
Morgan Stanley & Co./ Monthly	Cobham Plc	Paid 1 Month- SONIA plus 90 bps (1.609%)	10/21/2021	—	—	—	GBP	(1,076,019)	—
Morgan Stanley & Co./ Monthly	Just Eat Plc	Paid 1 Month SONIA plus 90 bps (1.609%)	10/21/2021	—	—	1,660	GBP	(649,460)	1,660
						$1,660			$1,660

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019

Water Island Diversified Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2019 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
EUR	238,800	USD	262,964	Goldman Sachs & Co.	12/16/2019	$368
USD	4,434,334	EUR	4,004,300	Goldman Sachs & Co.	12/16/2019	18,656
GBP	1,373,500	USD	1,772,857	Goldman Sachs & Co.	12/16/2019	4,441
USD	258,912	GBP	199,200	Goldman Sachs & Co.	12/16/2019	1,149
						$24,614
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	774,100	USD	862,042	Goldman Sachs & Co.	12/16/2019	$(8,416)
USD	33,666	EUR	30,600	Goldman Sachs & Co.	12/16/2019	(77)
USD	5,028,641	GBP	4,032,100	Goldman Sachs & Co.	12/16/2019	(188,864)
USD	1,208,214	ZAR	18,089,900	Goldman Sachs & Co.	12/13/2019	(24,185)
						$(221,542)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Israel	5.41%
United Kingdom	3.53%
Netherlands	2.66%
Germany	1.72%
Luxembourg	1.65%
South Africa	0.91%
France	0.50%
Canada	0.25%
United States	77.68%
Other Assets in Excess of Liabilities	5.69%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British pound

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Plc - Public Limited Company

SARL - Société Anonyme à Responsabilité Limitée is the French term for limited liability company.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Diversified Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2019 (Unaudited)

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States

SONIA - Sterling OverNight Index Average

USD - United States Dollar

ZAR - South African rand

The following table summarizes Water Island Diversified Event-Driven Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2019:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$3,230,641	$—	$—	$3,230,641
Auto Parts & Equipment	4,030,642	—	—	4,030,642
Banks	8,205,397	—	—	8,205,397
Biotechnology	7,091,797	—	—	7,091,797
Chemicals	353,170	—	—	353,170
Commercial Services	167,027	—	2,193,246	2,360,273
Computers & Computer Services	1,670,771	—	—	1,670,771
Construction Materials	636,013	—	—	636,013
Distribution/Wholesale	1,296,730	—	—	1,296,730
Energy - Alternate Sources	798,438	—	—	798,438
Engineering & Construction	661,926	—	—	661,926
Entertainment	332,405	—	2,756,520	3,088,925
Environmental Control	5,690,168	—	—	5,690,168
Food	1,188,771	—	—	1,188,771
Healthcare - Products	1,373,052	—	—	1,373,052
Healthcare - Services	13,360,752	—	—	13,360,752
Internet	641,299	—	4,195,770	4,837,069
Media	2,547,286	—	—	2,547,286
Pharmaceuticals	12,786,346	—	—	12,786,346
Pipelines	3,210,655	—	—	3,210,655
Retail	4,745,678	—	—	4,745,678
Semiconductors	7,084,504	—	—	7,084,504
Software	762,190	—	1,768,899	2,531,089
Telecommunications	12,004,480	—	—	12,004,480
Transportation	5,551,213	—	—	5,551,213
Limited Partnerships	35,406	—	—	35,406
Rights	148,466	—	—	148,466
Corporate Bonds**	—	12,854,061	—	12,854,061
Warrants	—	8,489	—	8,489
Purchased Options	61,081	—	—	61,081
Short-Term Investments	24,313	—	—	24,313
TOTAL	$99,690,617	$12,862,550	$10,914,435	$123,467,602

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019

Water Island Diversified Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2019 (Unaudited)

Other Financial Instruments***	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Exchange Contracts	$—	$24,614	$—	$24,614
Equity Swaps	1,660	—	—	1,660
Liabilities
Common Stocks**	(22,839,564)	—	—	(22,839,564)
Limited Partnerships	(102,015)	—	—	(102,015)
Rights	(148,466)	—	—	(148,466)
Written Options	(383)	—	—	(383)
Forward Foreign Currency Exchange Contracts	—	(221,542)	—	(221,542)
TOTAL	$(23,088,768)	$(196,928)	$—	$(23,285,696)

*  Refer to footnote 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2019:

Investments in Securities	Balance as of May 31, 2019	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2019	Net change in Unrealized (Depreciation) included in the Statement of Operations attributable to Level 3 investments held at November 30, 2019
Corporate Bonds	$0	$7	$—	$—	$7	$—	$—	$0	$—
Common Stock	1,768,900	27,719	43,060	10,204,146	2,399,007	1,269,617	—	10,914,435	43,060
Total	$1,768,900	$27,726	$43,060	$10,204,146	$2,399,014	$1,269,617	$—	$10,914,435	$43,060

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund  Portfolio Information

November 30, 2019 (Unaudited)

Performance (annualized returns as of November 30, 2019)

	One Year	Five Year	Ten Year	Since Inception*
Water Island Credit Opportunities Fund, Class R	4.16%	1.99%	N/A	2.42%
Water Island Credit Opportunities Fund, Class I	4.31%	2.23%	N/A	2.64%
Water Island Credit Opportunities Fund, Class C**	3.28%	1.23%	N/A	1.68%
Water Island Credit Opportunities Fund, Class A***	4.05%	1.95%	N/A	2.27%
Bloomberg Barclays Capital U.S. Aggregate Bond Index	10.79%	3.08%	N/A	2.69%
ICE BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	2.32%	1.05%	N/A	0.75%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from the amount reported in the Financial Highlights. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com.

* Class R, Class I and Class C inception: 10/1/12; Class A inception: 6/1/13. The "Since Inception" returns for securities indices are for the inception date of Class R, Class I and Class C shares.

** Class C shares are subject to a 1.00% contingent deferred sales charge on all purchases redeemed in 12 months of purchase.

*** Class A shares are subject to a maximum front-end sales load of 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $250,000 purchased without a front-end sales charge and redeemed within 18 months of purchase.

The Total Annual Fund Operating Expenses for Class R, Class I, Class C and Class A are 2.11%, 1.86%, 2.86% and 2.11%, respectively. The Adviser has agreed to waive fees (not including the effects of interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses, taxes, or other extraordinary expenses) in excess of 1.23%, 0.98%, 1.98% and 1.23% for Class R, Class I, Class C and Class A, respectively, until at least September 30, 2020. These expense ratios are as stated in the current prospectus and may differ from the expense ratios disclosed in the financial highlights in this report.

The Bloomberg Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

The ICE Bank of America (BofA) Merrill Lynch U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

An investor may not invest directly in an index.

Semi-Annual Report | November 30, 2019

Water Island Credit Opportunities Fund  Portfolio Information (continued)

November 30, 2019 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of the Water Island Credit Opportunities Fund investments (including short sales and excluding derivatives) as of the report date.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund  Portfolio of Investments

November 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.04%
Entertainment - 0.04%
Eldorado Resorts, Inc.(a)	405	$21,671
TOTAL COMMON STOCKS (Cost $16,341)		21,671
LIMITED PARTNERSHIPS - 0.29%
Pipelines - 0.29%
Energy Transfer Equity LP	14,774	174,481
TOTAL LIMITED PARTNERSHIPS (Cost $196,774)		174,481

	Maturity Date	Rate	Principal Amount	Value
BANK LOAN - 1.71%
Commercial Services - 1.71%
Refinitiv US Holdings, Inc., 2018 USD Term Loan B, Variable Rate (1 mo. USD LIBOR plus 3.750%)	10/01/2025	5.452%	$1,000,000	$1,007,360
TOTAL BANK LOANS (Cost $1,006,243)				1,007,360
CORPORATE BONDS - 81.10%
Aerospace & Defense - 6.84%
Arconic, Inc.(b)	08/15/2020	6.150%	1,298,000	1,331,617
Pioneer Holdings LLC / Pioneer Finance Corp.(c)	11/01/2022	9.000%	1,500,000	1,560,000
Triumph Group, Inc.	06/01/2022	5.250%	1,135,000	1,135,000
				4,026,617
Banks - 1.60%
SunTrust Capital III	03/15/2028	2.769%	1,000,000	942,500
Commercial Services - 5.50%
Nielsen Co. Luxembourg SARL (The)(b)(c)	10/01/2021	5.500%	1,844,000	1,846,305
Prime Security Services Borrower LLC / Prime Finance, Inc.(b)(c)	05/15/2023	9.250%	804,000	845,205
Refinitiv US Holdings, Inc.(c)	05/15/2026	6.250%	500,000	545,000
				3,236,510
Computers & Computer Services - 3.70%
Everi Payments, Inc.(c)	12/15/2025	7.500%	263,000	277,465
NCR Corp.	07/15/2022	5.000%	1,882,000	1,900,349
				2,177,814

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2019 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 81.10% (Continued)
Electronics - 1.25%
APX Group, Inc.	12/01/2020	8.750%	$750,000	$734,063
Entertainment - 14.01%
Eldorado Resorts, Inc.(b)
	08/01/2023	7.000%	1,329,000	1,388,805
	04/01/2025	6.000%	1,180,000	1,241,950
Scientific Games International, Inc.	12/01/2022	10.000%	3,039,000	3,119,533
Stars Group Holdings B.V. / Stars Group US Co-Borrower LLC(c)	07/15/2026	7.000%	2,316,000	2,501,280
				8,251,568
Environmental Control - 1.77%
Advanced Disposal Services, Inc.(c)	11/15/2024	5.625%	1,000,000	1,043,750
Food - 2.17%
TreeHouse Foods, Inc.(b)	03/15/2022	4.875%	1,270,000	1,276,350
Food Service - 2.88%
Aramark Services, Inc.(b)	01/15/2024	5.125%	1,650,000	1,697,438
Household Products - 4.82%
Avon International Operations, Inc.(b)(c)	08/15/2022	7.875%	1,249,000	1,300,521
Edgewell Personal Care Co.	05/19/2021	4.700%	1,500,000	1,535,250
				2,835,771
Internet - 4.24%
Zayo Group LLC / Zayo Capital, Inc.(b)	04/01/2023	6.000%	1,500,000	1,537,534
Zayo Group LLC / Zayo Capital, Inc.(c)	01/15/2027	5.750%	941,000	959,820
				2,497,354
Lodging - 2.81%
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp.(c)	11/15/2021	6.750%	1,623,000	1,655,460
Machinery - Construction & Mining - 1.78%
Vertiv Group Corp.(c)	10/15/2024	9.250%	1,067,000	1,048,328
Media - 1.37%
TEGNA, Inc.	07/15/2020	5.125%	802,000	804,005
Mining - 3.38%
Aleris International, Inc.(b)(c)	07/15/2023	10.750%	1,901,000	1,988,921
Oil & Gas - 3.40%
QEP Resources, Inc.	03/01/2021	6.875%	1,975,000	2,003,045

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2019 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 81.10% (Continued)
Pharmaceuticals - 2.61%
Bausch Health Companies, Inc.(c)	03/15/2022	6.500%	$1,500,000	$1,539,375
Pipelines - 5.97%
NuStar Logistics LP	09/01/2020	4.800%	1,492,000	1,502,724
SemGroup Corp. / Rose Rock Finance Corp.
	07/15/2022	5.625%	1,000,000	1,008,126
	11/15/2023	5.625%	979,000	1,003,475
				3,514,325
Software - 3.51%
TIBCO Software, Inc.(c)	12/01/2021	11.375%	2,000,000	2,065,000
Telecommunications - 4.44%
T-Mobile USA, Inc.	03/01/2023	6.000%	2,568,000	2,612,683
Toys/Games/Hobbies - 3.05%
Mattel, Inc.	08/15/2021	2.350%	1,785,000	1,798,387
TOTAL CORPORATE BONDS (Cost $47,720,171)				47,749,264
CONVERTIBLE CORPORATE BONDS - 11.57%
Biotechnology - 2.93%
Medicines Co.	07/15/2023	2.750%	1,000,000	1,727,535
Pharmaceuticals - 2.62%
Jazz Investments I Ltd.	08/15/2021	1.875%	1,500,000	1,540,343
Semiconductors - 4.33%
Rovi Corp.(b)	03/01/2020	0.500%	1,000,000	993,243
Synaptics, Inc.(b)	06/15/2022	0.500%	1,500,000	1,558,332
				2,551,575
Software - 1.69%
Nuance Communications, Inc.(b)	12/15/2035	1.000%	1,000,000	992,781
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $6,659,737)				6,812,234
			Shares	Value
WARRANTS - 0.01%
Telecommunications - 0.01%
Avaya Holdings Corp., Exercise Price $25.55, Expires 12/15/2022(a)(d)			3,017	$4,616
TOTAL WARRANTS (Cost $0)				4,616

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2019 (Unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.13%
Call Options Purchased - 0.13%
Aramark	12/2019	$45.00	$344,756	79	$2,765
Edgewell Personal Care Co.	02/2020	35.00	74,784	24	2,280
Emerson Electric Co.	01/2020	70.00	96,018	13	6,435
Everi Holdings, Inc.	03/2020	12.50	44,451	33	5,610
NCR Corp.	01/2020	30.00	160,867	49	16,415
Northern Oil and Gas, Inc.	01/2020	2.00	106,800	600	4,500
Paratek Pharmaceuticals, Inc.	12/2019	5.00	14,650	50	375
QEP Resources, Inc.	01/2020	4.00	101,370	310	3,875
Stars Group, Inc.	02/2020	22.50	140,882	58	12,905
Triumph Group, Inc.	12/2019	25.00	207,825	75	23,063
TOTAL CALL OPTIONS PURCHASED (Cost $84,028)					78,223
TOTAL PURCHASED OPTIONS (Cost $84,028)					78,223
Total Investments - 94.85% (Cost $55,683,294)					55,847,849
Other Assets in Excess of Liabilities - 5.15%(e)					3,031,467
NET ASSETS - 100.00%					$58,879,316

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At November 30, 2019, the aggregate fair market value of those securities was $16,453,254, representing 27.94% of net assets.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2019, these securities had a total value of $19,176,430 or 32.57% of net assets.

(d)  Security in default on interest payments.

(e)  Includes cash held as collateral for short sales and written option contracts.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (6.75%)
Aerospace & Defense - (0.35%)
Triumph Group, Inc.	(7,475)	$(207,132)
Biotechnology - (2.19%)
Medicines Co.	(15,300)	(1,288,260)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2019 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (6.75%) (Continued)
Computers & Computer Services - (0.27%)
NCR Corp.	(4,900)	$(160,867)
Electrical Components & Equipment - (0.16%)
Emerson Electric Co.	(1,300)	(96,018)
Entertainment - (0.32%)
Everi Holdings, Inc.	(3,300)	(44,451)
Stars Group, Inc. (The)	(5,836)	(141,757)
		(186,208)
Environmental Control - (0.09%)
Advanced Disposal Services, Inc.	(1,634)	(53,840)
Food Service - (0.43%)
Aramark	(5,850)	(255,294)
Household Products - (0.24%)
Avon Products, Inc.	(17,152)	(78,728)
Edgewell Personal Care Co.	(1,900)	(59,204)
		(137,932)
Lodging - (0.10%)
Caesars Entertainment Corp.	(4,500)	(58,680)
Oil & Gas - (0.26%)
Northern Oil and Gas, Inc.	(40,000)	(71,200)
QEP Resources, Inc.	(25,000)	(81,750)
		(152,950)
Pharmaceuticals - (0.46%)
Jazz Pharmaceuticals Plc	(1,800)	(272,016)
Pipelines - (0.14%)
SemGroup Corp., Class A	(5,463)	(83,966)
Semiconductors - (0.85%)
Synaptics, Inc.	(8,700)	(497,292)
Software - (0.50%)
Nuance Communications, Inc.	(16,500)	(295,845)
Telecommunications - (0.39%)
Zayo Group Holdings, Inc.	(6,607)	(226,224)
TOTAL COMMON STOCKS (Proceeds $3,809,280)		(3,972,524)
TOTAL SECURITIES SOLD SHORT (Proceeds $3,809,280)		$(3,972,524)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2019 (Unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Morgan Stanley & Co./ Monthly	SPDR Bloomberg Barclays High Yield Bond ETF	Received 1 Month- Federal Rate Minus 113 Bps (1.150%)	08/19/2021	$—	$—	$—	$2,347,294	$—
Morgan Stanley & Co./ Monthly	SemGroup Corp., Class A	Received 1 Month- Federal Rate Minus 40 Bps (1.150%)	08/19/2021	—	—	—	138,330	—
						$—	$2,485,624	$—

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Netherlands	4.24%
Luxembourg	3.14%
Ireland	2.62%
United States	84.85%
Other Assets in Excess of Liabilities	5.15%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

ETF - Exchange-Traded Fund

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

Plc - Public Limited Company

SARL - Société Anonyme à Responsabilité Limitée is the French term for limited liability company.

SPDR - Standard & Poor's Depositary Receipt

USD - United States Dollar

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2019 (Unaudited)

The following table summarizes Water Island Credit Opportunities Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2019:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$21,671	$—	$—	$21,671
Limited Partnerships	174,481	—	—	174,481
Bank Loans	—	1,007,360	—	1,007,360
Corporate Bonds**	—	47,749,264	—	47,749,264
Convertible Corporate Bonds**	—	6,812,234	—	6,812,234
Warrants	—	4,616	—	4,616
Purchased Options	78,223	—	—	78,223
TOTAL	$274,375	$55,573,474	$—	$55,847,849
Other Financial Instruments***
Liabilities
Common Stocks**	(3,972,524)	—	—	(3,972,524)
TOTAL	$(3,972,524)	$—	$—	$(3,972,524)

*  Refer to footnote 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short and equity swaps.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2019:

Investments in Securities	Balance as of May 31, 2019	Change in Unrealized (Depreciation)	Purchases	Sales Proceeds	Amortization Premium/ Discount	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2019	Net change in Unrealized (Depreciation) included in the Statement of Operations attributable to Level 3 investments held at November 30, 2019
Corporate Bonds	$0	$4	$—	$4	$—	$—	$—	$—	$—
Total	$0	$4	$—	$4	$—	$—	$—	$—	$—

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019

Water Island Long/Short Fund  Portfolio Information

November 30, 2019 (Unaudited)

Performance (annualized returns as of November 30, 2019)

	One Year	Five Year	Ten Year	Since Inception*
Water Island Long/Short Fund, Class R	4.74%	N/A	N/A	0.75%
Water Island Long/Short Fund, Class I	4.74%	N/A	N/A	0.75%
S&P 500® Index	16.11%	N/A	N/A	10.99%
ICE BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	2.32%	N/A	N/A	1.06%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from the amount reported in the Financial Highlights. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com.

* Class R and Class I inception: 12/31/14. The "Since Inception" returns for securities indices are for the inception date of Class R and Class I shares.

The Total Annual Fund Operating Expenses for Class R and Class I are 11.80%, 11.55%, respectively. The Adviser has agreed to waive fees (not including the effects of interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses, taxes, or other extraordinary expenses) in excess of 1.69%, 1.44%, for Class R and Class I, respectively, until at least September 30, 2020. These expense ratios are as stated in the current prospectus and may differ from the expense ratios disclosed in the financial highlights in this report.

The S&P 500® Index is an unmanaged index consisting of 500 stocks.

The ICE Bank of America (BofA) Merrill Lynch U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

An investor may not invest directly in an index.

www.arbitragefunds.com | 1-800-295-4485

Water Island Long/Short Fund  Portfolio Information (continued)

November 30, 2019 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of the Water Island Long/Short Fund's investments (including short sales and excluding derivatives) as of the report date.

* Concentration Risk: The Fund may invest a large proportion of the Fund's assets in securities of issuers in a single sector over a given time. During such a period of concentration, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

Semi-Annual Report | November 30, 2019

Water Island Long/Short Fund  Portfolio of Investments

November 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 65.41%
Chemicals - 2.53%
Axalta Coating Systems Ltd.(a)(b)	698	$19,872
Ferro Corp.(a)	1,911	27,557
		47,429
Commercial Services - 1.26%
Global Payments, Inc.(b)	67	12,134
Herc Holdings, Inc.(a)(b)	244	11,409
		23,543
Computers & Computer Services - 1.34%
HP, Inc.(b)	1,249	25,080
Construction Materials - 3.13%
Masco Corp.(b)	1,257	58,513
Distribution/Wholesale - 5.13%
Anixter International, Inc.(a)(b)	789	67,728
HD Supply Holdings, Inc.(a)(b)	713	28,391
		96,119
Diversified Financial Services - 3.42%
Aircastle Ltd.(b)	2,000	63,980
Electronics - 3.06%
Tech Data Corp.(a)(c)	395	57,231
Energy - Alternate Sources - 1.94%
Pattern Energy Group, Inc., Class A(b)	1,323	36,409
Insurance - 3.49%
American Equity Investment Life Holding Co.(b)	2,200	65,384
Internet - 4.23%
NortonLifeLock, Inc.(b)(c)	3,181	79,207
Lodging - 3.95%
Hilton Grand Vacations, Inc.(a)(b)	800	27,704
Wyndham Hotels & Resorts, Inc.(b)	800	46,344
		74,048
Media - 10.87%
Discovery, Inc., Class C(a)(b)	1,379	42,087
Kabel Deutschland Holding AG(b)	553	62,752
Liberty Broadband Corp., Class A(a)	835	98,789
		203,628

See Notes to Financial Statements.

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Water Island Long/Short Fund  Portfolio of Investments (continued)

November 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 65.41% (Continued)
Miscellaneous Manufacturing - 1.31%
Ingersoll-Rand Plc(b)	187	$24,518
Oil & Gas - 2.91%
Marathon Petroleum Corp.(b)(c)	900	54,576
Pharmaceuticals - 5.97%
McKesson Europe AG(b)	2,223	64,166
Paratek Pharmaceuticals, Inc.(b)	1,575	4,615
Recro Pharma, Inc.(a)(b)	2,600	43,004
		111,785
Retail - 8.29%
Tiffany & Co.(c)	1,160	155,208
Telecommunications - 2.58%
LogMeIn, Inc.(c)	620	48,348
TOTAL COMMON STOCKS (Cost $1,172,730)		1,225,006
WARRANTS - 0.51%
Leisure Time - 0.51%
OneSpaWorld Holdings Ltd., Exercise Price $11.50, Expires 03/19/2024(a)(b)	1,750	9,607
TOTAL WARRANTS (Cost $7,884)		9,607

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.55%
Call Options Purchased - 0.46%
ServiceMaster Global Holdings, Inc.	05/2020	$40.00	$70,542	18	$7,110
Xerox Holdings Corp.	01/2020	40.00	46,716	12	1,416
TOTAL CALL OPTIONS PURCHASED (Cost $5,854)					8,526
Put Options Purchased - 0.09%
Avaya Holdings Corp.	12/2019	10.00	51,080	40	100
DXC Technology Co.	12/2019	27.50	55,995	15	75
Everi Holdings, Inc.	12/2019	7.50	70,044	52	260
iShares Russell 2000 ETF	12/2019	140.00	404,425	25	125
LogMeIn, Inc.	12/2019	70.00	62,384	8	460
Lowe's Companies, Inc.	01/2020	100.00	35,193	3	83
Marathon Petroleum Corp.	12/2019	59.00	18,192	3	342
NortonLifeLock, Inc.	01/2020	20.00	17,430	7	42

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019

Water Island Long/Short Fund  Portfolio of Investments (continued)

November 30, 2019 (Unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.55% (Continued)
Put Options Purchased - 0.09% (Continued)
Tech Data Corp.	12/2019	$110.00	$43,467	3	$8
Tiffany & Co.	02/2020	110.00	13,380	1	225
TOTAL PUT OPTIONS PURCHASED (Cost $22,012)					1,720
TOTAL PURCHASED OPTIONS (Cost $27,866)					10,246

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 35.70%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund Government Portfolio, Institutional Class	1.570	%(d)	334,266	$334,266
State Street Institutional U.S. Government Money Market Fund, Premium Class	1.590	%(d)	334,266	334,266
				668,532
TOTAL SHORT-TERM INVESTMENTS (Cost $668,532)				668,532
Total Investments - 102.17% (Cost $1,877,012)				1,913,391
Liabilities in Excess of Other Assets - (2.17)%(e)				(40,646)
NET ASSETS - 100.00%				$1,872,745

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At November 30, 2019, the aggregate fair market value of those securities was $677,376, representing 36.17% of net assets.

(c)  Underlying security for a written/purchased call/put option.

(d)  Rate shown is the 7-day effective yield as of November 30, 2019.

(e)  Includes cash held as collateral for short sales and written option contracts.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (18.15%)
Chemicals - (1.19%)
PPG Industries, Inc.	(104)	$(13,399)
RPM International, Inc.	(57)	(4,203)
Sherwin-Williams Co. (The)	(8)	(4,665)
		(22,267)

See Notes to Financial Statements.

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Water Island Long/Short Fund  Portfolio of Investments (continued)

November 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - (18.15%) (Continued)
Commercial Services - (0.22%)
United Rentals, Inc.	(27)	$(4,132)
Construction Materials - (0.90%)
Builders FirstSource, Inc.	(47)	(1,194)
Fortune Brands Home & Security, Inc.	(91)	(5,757)
JELD-WEN Holding, Inc.	(196)	(4,459)
Masonite International Corp.(a)	(75)	(5,385)
		(16,795)
Distribution/Wholesale - (1.08%)
Fastenal Co.	(111)	(3,943)
Watsco, Inc.	(22)	(3,915)
WESCO International, Inc.	(156)	(8,209)
WW Grainger, Inc.	(13)	(4,120)
		(20,187)
Food Service - (0.46%)
Aramark	(198)	(8,641)
Healthcare - Services - (1.06%)
Pennant Group, Inc.	(850)	(19,907)
Insurance - (2.40%)
Athene Holding Ltd., Class A	(255)	(11,480)
Lincoln National Corp.	(178)	(10,511)
Manulife Financial Corp.	(594)	(11,690)
Unum Group	(366)	(11,251)
		(44,932)
Leisure Time - (0.55%)
OneSpaWorld Holdings Ltd.	(629)	(10,272)
Machinery - Diversified - (1.16%)
Gardner Denver Holdings, Inc.	(644)	(21,812)
Media - (6.95%)
Charter Communications, Inc., Class A	(188)	(88,362)
Discovery, Inc., Class A	(1,270)	(41,802)
		(130,164)
Office/Business Equip - (0.36%)
Xerox Holdings Corp.	(171)	(6,657)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019

Water Island Long/Short Fund  Portfolio of Investments (continued)

November 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - (18.15%) (Continued)
Oil & Gas - (1.28%)
HollyFrontier Corp.	(170)	$(8,763)
Murphy USA, Inc.	(43)	(5,054)
Valero Energy Corp.	(106)	(10,122)
		(23,939)
Real Estate Investment Trusts - (0.45%)
Uniti Group, Inc.	(1,250)	(8,400)
Retail - (0.09%)
Beacon Roofing Supply, Inc.	(24)	(711)
MSC Industrial Direct Co., Inc., Class A	(14)	(1,028)
		(1,739)
TOTAL COMMON STOCKS (Proceeds $329,410)		(339,844)
TOTAL SECURITIES SOLD SHORT (Proceeds $329,410)		$(339,844)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Marathon Petroleum Corp.	12/2019	$65.00	$(18,192)	(3)	$(119)
TOTAL WRITTEN CALL OPTIONS (Premiums received $223)					(119)
Written Put Options
Envista Holdings Corp.	12/2019	35.00	(42,180)	(15)	(11,100)
iShares Russell 2000 ETF	12/2019	130.00	(404,425)	(25)	(50)
TOTAL WRITTEN PUT OPTIONS (Premiums received $18,679)					(11,150)
TOTAL WRITTEN OPTIONS (Premiums received $18,902)					$(11,269)

See Notes to Financial Statements.

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Water Island Long/Short Fund  Portfolio of Investments (continued)

November 30, 2019 (Unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Morgan Stanley & Co./Monthly	MPLX LP	Received 1- Month FED minus 40 bps (1.150%)	10/28/2021	$—	$—	$—	$13,433	$—

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	132,941	EUR	120,070	Goldman Sachs & Co.	12/16/2019	$536
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	4,320	USD	4,764	Goldman Sachs & Co.	12/16/2019	$(1)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Germany	6.77%
Bahamas	0.51%
United States	94.89%
Liabilities in Excess of Other Assets	(2.17)%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

ETF - Exchange-Traded Fund

EUR - Euro

LP - Limited Partnership

Ltd. - Limited

Plc - Public Limited Company

USD - United States Dollar

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019

Water Island Long/Short Fund  Portfolio of Investments (continued)

November 30, 2019 (Unaudited)

The following table summarizes Water Island Long/Short Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2019:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$1,225,006	$—	$—	$1,225,006
Warrants	9,607	—	—	9,607
Purchased Options	10,246	—	—	10,246
Short-Term Investments	668,532	—	—	668,532
TOTAL	$1,913,391	$—	$—	$1,913,391
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$536	$—	$536
Liabilities
Common Stocks**	(339,844)	—	—	(339,844)
Written Options	(11,269)	—	—	(11,269)
Forward Foreign Currency Exchange Contracts	—	(1)	—	(1)
TOTAL	$(351,113)	$535	$—	$(350,578)

*  Refer to footnote 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short and forward foreign currency exchange contracts.

See Notes to Financial Statements.

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This Page Intentionally Left Blank

The Arbitrage Funds

	Arbitrage Fund	Water Island Diversified Event-Driven Fund
ASSETS
Investments:
At cost of unaffiliated investments	$1,584,464,088	$121,273,285
At cost of affiliated investments	$25,340,129	$—
At fair value of unaffiliated investments (Note 2)(a)	$1,630,209,426	$123,467,602
At fair value of affiliated investments (Note 2)	$25,780,318	$—
Cash	—	6,465,852
Cash denominated in foreign currency (Cost $592, $8,964, $0 and $0)	592	8,964
Deposits with brokers for securities sold short (Note 2)	352,551,159	22,900,279
Segregated cash for swaps (Note 2)	24,480,000	4,310,000
Receivable for investment securities sold	3,959,279	562,583
Receivable for capital shares sold	963,490	46,804
Unrealized appreciation on forward foreign currency exchange contracts (Note 8)	1,597,532	24,614
Unrealized appreciation on swap contracts	21,582	1,660
Receivable for swap contract payments	19,923,554	—
Dividends and interest receivable	1,129,165	217,087
Receivable due from Adviser (Note 5)	—	—
Prepaid expenses and other assets	882,184	57,022
Total Assets	2,061,498,281	158,062,467
LIABILITIES
Securities sold short, at value (Note 2) (proceeds $329,404,064, $21,766,840, $3,809,280 and $329,410)	351,237,014	23,090,045
Due to bank	88,113	—
Written options, at value (Note 2) (premiums received $44,248, $29,209, $0 and $18,902)	33,903	383
Line of credit payable (Note 4)	—	500,000
Collateral for securities loaned	—	24,313
Payable for investment securities purchased	14,551,510	2,982,402
Unrealized depreciation on forward foreign currency exchange contracts (Note 8)	6,413,840	221,542
Payable for capital shares redeemed	1,264,164	48,855
Payable to Adviser (Note 5)	1,417,959	93,451
Dividends payable on securities sold short	—	2,082
Payable to Distributor (Note 5)	50,211	7,084
Payable to Administrator (Note 5)	93,161	16,906
Payable to Transfer Agent (Note 5)	134,038	38,897
Payable to Custodian	69,538	23,110
Income distribution payable	—	—
Interest expense payable	—	—
Interest payable on swap contracts	18,185	2,523
Dividend payable on swap contracts	20,895,540	47,131
Audit and legal fees payable	55,220	17,190
Payable to Trustees	23,634	14,658
Chief Compliance Officer Fees payable (Note 5)	50,837	3,487
Chief Financial Officer Fees payable (Note 5)	5,308	984
Other accrued expenses and liabilities	13,912	7,807
Total Liabilities	396,416,087	27,142,850
NET ASSETS	$1,665,082,194	$130,919,617
NET ASSETS CONSIST OF:
Paid-in capital	$1,594,217,638	$187,564,635
Distributable earnings (Accumulated loss)	70,864,556	(56,645,018)
NET ASSETS	$1,665,082,194	$130,919,617
(a) Includes market value of securities on loan:	$—	$21,919

See Notes to Financial Statements.

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  Statement of Assets and Liabilities

November 30, 2019 (Unaudited)

	Water Island Credit Opportunities Fund	Water Island Long/Short Fund
ASSETS
Investments:
At cost of unaffiliated investments	$55,683,294	$1,877,012
At cost of affiliated investments	$—	$—
At fair value of unaffiliated investments (Note 2)(a)	$55,847,849	$1,913,391
At fair value of affiliated investments (Note 2)	$—	$—
Cash	963,850	—
Cash denominated in foreign currency (Cost $592, $8,964, $0 and $0)	—	—
Deposits with brokers for securities sold short (Note 2)	3,980,076	342,811
Segregated cash for swaps (Note 2)	1,240,000	—
Receivable for investment securities sold	490,421	1,545
Receivable for capital shares sold	44,547	—
Unrealized appreciation on forward foreign currency exchange contracts (Note 8)	—	536
Unrealized appreciation on swap contracts	—	—
Receivable for swap contract payments	—	—
Dividends and interest receivable	947,723	3,197
Receivable due from Adviser (Note 5)	—	20,517
Prepaid expenses and other assets	38,906	27,134
Total Assets	63,553,372	2,309,131
LIABILITIES
Securities sold short, at value (Note 2) (proceeds $329,404,064, $21,766,840, $3,809,280 and $329,410)	3,972,524	339,844
Due to bank	—	—
Written options, at value (Note 2) (premiums received $44,248, $29,209, $0 and $18,902)	—	11,269
Line of credit payable (Note 4)	500,000	—
Collateral for securities loaned	—	—
Payable for investment securities purchased	28,441	34,498
Unrealized depreciation on forward foreign currency exchange contracts (Note 8)	—	1
Payable for capital shares redeemed	95,223	—
Payable to Adviser (Note 5)	17,642	—
Dividends payable on securities sold short	2,213	420
Payable to Distributor (Note 5)	2,047	2
Payable to Administrator (Note 5)	11,141	6,842
Payable to Transfer Agent (Note 5)	4,880	385
Payable to Custodian	3,761	8,356
Income distribution payable	1,217	—
Interest expense payable	404	—
Interest payable on swap contracts	—	—
Dividend payable on swap contracts	—	—
Audit and legal fees payable	15,024	13,801
Payable to Trustees	14,223	13,919
Chief Compliance Officer Fees payable (Note 5)	1,881	67
Chief Financial Officer Fees payable (Note 5)	716	590
Other accrued expenses and liabilities	2,719	6,392
Total Liabilities	4,674,056	436,386
NET ASSETS	$58,879,316	$1,872,745
NET ASSETS CONSIST OF:
Paid-in capital	$61,840,040	$1,871,041
Distributable earnings (Accumulated loss)	(2,960,724)	1,704
NET ASSETS	$58,879,316	$1,872,745
(a) Includes market value of securities on loan:	$—	$—

Semi-Annual Report | November 30, 2019

The Arbitrage Funds

	Arbitrage Fund	Water Island Diversified Event-Driven Fund
PRICING OF SHARES:
CLASS R SHARES:
Net assets applicable to Class R shares	$146,026,614	$30,933,114
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	11,097,447	3,216,547
Net asset value and offering price per share	$13.16	$9.62
CLASS I SHARES:
Net assets applicable to Class I shares	$1,481,059,492	$98,491,780
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	109,104,435	10,149,759
Net asset value and offering price per share	$13.57	$9.70
CLASS C SHARES:
Net assets applicable to Class C shares	$19,939,024	$689,262
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,593,040	73,344
Net asset value and offering price per share(a)	$12.52	$9.40
CLASS A SHARES:
Net assets applicable to Class A shares	$18,057,064	$805,461
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,374,664	83,793
Net asset value and offering price per share(a)	$13.14	$9.61
Maximum offering price per share (NAV/(100% — maximum sales charge))	$13.48	$9.93
Maximum sales charge	2.50%	3.25%

(a)  Redemption price varies based on length of time held (Note 1).

See Notes to Financial Statements.

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  Statement of Assets and Liabilities

November 30, 2019 (Unaudited)

	Water Island Credit Opportunities Fund	Water Island Long/Short Fund
PRICING OF SHARES:
CLASS R SHARES:
Net assets applicable to Class R shares	$8,440,831	$10,372
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	869,566	1,031
Net asset value and offering price per share	$9.71	$10.06
CLASS I SHARES:
Net assets applicable to Class I shares	$49,676,922	$1,862,373
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,141,504	185,139
Net asset value and offering price per share	$9.66	$10.06
CLASS C SHARES:
Net assets applicable to Class C shares	$355,990	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	36,807	—
Net asset value and offering price per share(a)	$9.67	$—
CLASS A SHARES:
Net assets applicable to Class A shares	$405,573	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	41,991	—
Net asset value and offering price per share(a)	$9.66	$—
Maximum offering price per share (NAV/(100% — maximum sales charge))	$9.98	$—
Maximum sales charge	3.25%	—

Semi-Annual Report | November 30, 2019

The Arbitrage Funds

	Arbitrage Fund	Water Island Diversified Event-Driven Fund
INVESTMENT INCOME
Dividend income	$10,277,418	$597,713
Foreign taxes withheld on dividends	(67,421)	(3,898)
Interest income	3,650,129	546,266
Securities lending income	—	299
Total Investment Income	13,860,126	1,140,380
EXPENSES
Investment advisory fees (Note 5)	9,047,947	806,291
Distribution and service fees (Note 5)
Class R	192,073	38,629
Class C	96,636	4,131
Class A	23,114	993
Administrative fees (Note 5)	187,292	31,353
Chief Compliance Officer fees (Note 5)	89,852	7,137
Trustees' fees	57,439	41,649
Dividend expense	2,433,047	149,688
Interest rebate expense	11,711	3,395
Transfer agent fees (Note 5)	662,941	177,706
Custodian and bank service fees	190,400	43,066
Registration and filing fees	49,254	30,443
Printing of shareholder reports	78,762	16,003
Professional fees	122,925	17,139
Line of credit interest expense (Note 4)	97,046	3,103
Insurance expense	36,046	2,880
Chief Financial Officer fees (Note 5)	31,257	5,656
Other expenses	42,274	9,262
Total Expenses	13,450,016	1,388,524
Fees waived by the Adviser, Class R (Note 5)	(13,326)	(56,627)
Fees waived by the Adviser, Class I (Note 5)	(132,869)	(181,587)
Fees waived by the Adviser, Class C (Note 5)	(1,688)	(1,514)
Fees waived by the Adviser, Class A (Note 5)	(1,612)	(1,455)
Net Expenses	13,300,521	1,147,341
NET INVESTMENT INCOME (LOSS)	559,605	(6,961)

See Notes to Financial Statements.

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  Statement of Operations

For the Six Months Ended November 30, 2019 (Unaudited)

	Water Island Credit Opportunities Fund	Water Island Long/Short Fund
INVESTMENT INCOME
Dividend income	$76,149	$25,530
Foreign taxes withheld on dividends	—	(310)
Interest income	1,071,129	5,256
Securities lending income	—	—
Total Investment Income	1,147,278	30,476
EXPENSES
Investment advisory fees (Note 5)	276,288	13,310
Distribution and service fees (Note 5)
Class R	10,278	13
Class C	1,971	17
Class A	172	4
Administrative fees (Note 5)	22,990	14,408
Chief Compliance Officer fees (Note 5)	2,938	111
Trustees' fees	40,883	40,334
Dividend expense	40,945	2,467
Interest rebate expense	1,314	233
Transfer agent fees (Note 5)	30,013	3,935
Custodian and bank service fees	11,487	16,784
Registration and filing fees	31,112	20,439
Printing of shareholder reports	3,956	2,535
Professional fees	12,067	8,420
Line of credit interest expense (Note 4)	1,315	—
Insurance expense	1,144	44
Chief Financial Officer fees (Note 5)	4,410	3,535
Other expenses	7,887	5,736
Total Expenses	501,170	132,325
Fees waived by the Adviser, Class R (Note 5)	(22,641)	(548)
Fees waived by the Adviser, Class I (Note 5)	(136,059)	(113,407)
Fees waived by the Adviser, Class C (Note 5)	(1,085)	(152)
Fees waived by the Adviser, Class A (Note 5)	(378)	(152)
Net Expenses	341,007	18,066
NET INVESTMENT INCOME (LOSS)	806,271	12,410

Semi-Annual Report | November 30, 2019

The Arbitrage Funds

	Arbitrage Fund	Water Island Diversified Event-Driven Fund
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Unaffiliated investments	$101,507,616	$5,751,893
Purchased option contracts	(4,203,681)	(382,615)
Swap contracts	(32,066,848)	(1,520,938)
Securities sold short	(52,569,928)	(2,284,979)
Written option contracts	265,283	152,246
Forward currency contracts	6,426,654	287,886
Foreign currency transactions (Note 8)	3,150,164	(34,257)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investment	32,637,919	2,427,860
Affiliated investments	404,321	—
Purchased option contracts	(418,655)	(170,620)
Swap contracts	21,582	1,660
Securities sold short	(13,041,105)	(1,688,793)
Written option contracts	(15,256)	23,870
Forward currency contracts	(9,926,891)	(367,960)
Foreign currency transactions (Note 8)	(1,837)	3,366
NET REALIZED AND UNREALIZED GAIN/(LSS)	32,169,338	2,198,619
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,728,943	$2,191,658

See Notes to Financial Statements.

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  Statement of Operations

For the Six Months Ended November 30, 2019 (Unaudited)

	Water Island Credit Opportunities Fund	Water Island Long/Short Fund
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Unaffiliated investments	$309,622	$(6,393)
Purchased option contracts	(50,063)	(12,117)
Swap contracts	(125,291)	2,236
Securities sold short	19,984	(3,529)
Written option contracts	10,087	7,471
Forward currency contracts	—	4,828
Foreign currency transactions (Note 8)	—	(68)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investment	518,002	90,661
Affiliated investments	—	—
Purchased option contracts	(24,880)	(27,347)
Swap contracts	—	—
Securities sold short	(406,058)	(41,613)
Written option contracts	(1,180)	9,174
Forward currency contracts	—	(565)
Foreign currency transactions (Note 8)	—	(5)
NET REALIZED AND UNREALIZED GAIN/(LSS)	250,223	22,733
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,056,494	$35,143

Semi-Annual Report | November 30, 2019

The Arbitrage Funds

	Arbitrage Fund
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM OPERATIONS:
Net investment income (loss)	$559,605	$273,818
Net realized gains (losses) from:
Unaffiliated Investments	101,507,616	18,263,290
Purchased option contracts	(4,203,681)	(9,906,367)
Swap contracts	(32,066,848)	6,330,396
Securities sold short	(52,569,928)	54,909,157
Written option contracts	265,283	7,785,695
Forward currency contracts	6,426,654	20,593,887
Foreign currency transactions	3,150,164	836,947
Net change in unrealized appreciation (depreciation) on:
Unaffiliated Investments	32,637,919	(11,301,841)
Affiliated investments	404,321	4,775
Purchased option contracts	(418,655)	(869,661)
Swap contracts	21,582	(19,040)
Securities sold short	(13,041,105)	(3,373,640)
Written option contracts	(15,256)	(21,922)
Forward currency contracts	(9,926,891)	(12,510,293)
Foreign currency transactions	(1,837)	(353,986)
Net increase (decrease) in net assets resulting from operations	32,728,943	70,641,215
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions, Class R	—	(3,337,705)
Distributions, Class I	—	(28,493,325)
Distributions, Class C	—	(258,793)
Distributions, Class A	—	(312,255)
Decrease in net assets from distributions to shareholders	—	(32,402,078)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
Proceeds from shares sold	144,146,101	573,691,155
Shares issued in reinvestment of distributions	—	25,056,881
Payments for shares redeemed	(259,074,072)	(662,269,228)
Net increase (decrease) in net assets from capital share transactions	(114,927,971)	(63,521,192)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(82,199,028)	(25,282,055)
NET ASSETS:
Beginning of period	1,747,281,222	1,772,563,277
End of period	$1,665,082,194	$1,747,281,222

See Notes to Financial Statements.

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  Statement of Changes in Net Assets

	Water Island Diversified Event-Driven Fund
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM OPERATIONS:
Net investment income (loss)	$(6,961)	$1,185,159
Net realized gains (losses) from:
Unaffiliated Investments	5,751,893	2,456,816
Purchased option contracts	(382,615)	(1,475,621)
Swap contracts	(1,520,938)	347,357
Securities sold short	(2,284,979)	(413,048)
Written option contracts	152,246	872,256
Forward currency contracts	287,886	918,981
Foreign currency transactions	(34,257)	37,222
Net change in unrealized appreciation (depreciation) on:
Unaffiliated Investments	2,427,860	(1,942,929)
Affiliated investments	—	—
Purchased option contracts	(170,620)	19,748
Swap contracts	1,660	—
Securities sold short	(1,688,793)	963,822
Written option contracts	23,870	(107,896)
Forward currency contracts	(367,960)	(556,649)
Foreign currency transactions	3,366	(302)
Net increase (decrease) in net assets resulting from operations	2,191,658	2,304,916
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions, Class R	—	(546,554)
Distributions, Class I	—	(1,734,805)
Distributions, Class C	—	(5,311)
Distributions, Class A	—	(13,015)
Decrease in net assets from distributions to shareholders	—	(2,299,685)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
Proceeds from shares sold	17,219,433	18,462,931
Shares issued in reinvestment of distributions	—	1,993,650
Payments for shares redeemed	(13,217,916)	(45,994,464)
Net increase (decrease) in net assets from capital share transactions	4,001,517	(25,537,883)
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,193,175	(25,532,652)
NET ASSETS:
Beginning of period	124,726,442	150,259,094
End of period	$130,919,617	$124,726,442

Semi-Annual Report | November 30, 2019

The Arbitrage Funds

	Water Island Credit Opportunities Fund
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM OPERATIONS:
Net investment income (loss)	$806,271	$1,857,606
Net realized gains (losses) from:
Unaffiliated Investments	309,622	(136,053)
Purchased option contracts	(50,063)	(2,246)
Swap contracts	(125,291)	—
Securities sold short	19,984	154,774
Written option contracts	10,087	65,984
Forward currency contracts	—	73,267
Foreign currency transactions	—	(2,445)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated Investments	518,002	(653,777)
Purchased option contracts	(24,880)	19,075
Securities sold short	(406,058)	163,621
Written option contracts	(1,180)	(26,152)
Forward currency contracts	—	(55,745)
Foreign currency transactions	—	384
Net increase (decrease) in net assets resulting from operations	1,056,494	1,458,293
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions, Class R	(133,696)	(223,168)
Distributions, Class I	(864,425)	(1,623,472)
Distributions, Class C	(4,910)	(12,522)
Distributions, Class A	(2,225)	(4,639)
Decrease in net assets from distributions to shareholders	(1,005,256)	(1,863,801)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
Proceeds from shares sold	8,637,576	31,563,229
Shares issued in reinvestment of distributions	998,439	1,841,724
Payments for shares redeemed	(9,036,979)	(21,303,781)
Net increase (decrease) in net assets from capital share transactions	599,036	12,101,172
TOTAL INCREASE (DECREASE) IN NET ASSETS	650,274	11,695,664
NET ASSETS:
Beginning of period	58,229,042	46,533,378
End of period	$58,879,316	$58,229,042

See Notes to Financial Statements.

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  Statement of Changes in Net Assets

	Water Island Long/Short Fund
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM OPERATIONS:
Net investment income (loss)	$12,410	$2,601
Net realized gains (losses) from:
Unaffiliated Investments	(6,393)	200,171
Purchased option contracts	(12,117)	(60,947)
Swap contracts	2,236	(11,587)
Securities sold short	(3,529)	(132,947)
Written option contracts	7,471	17,583
Forward currency contracts	4,828	11,557
Foreign currency transactions	(68)	(193)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated Investments	90,661	(86,799)
Purchased option contracts	(27,347)	11,438
Securities sold short	(41,613)	45,404
Written option contracts	9,174	(1,628)
Forward currency contracts	(565)	(5,741)
Foreign currency transactions	(5)	(1)
Net increase (decrease) in net assets resulting from operations	35,143	(11,089)
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions, Class R	—	(206)
Distributions, Class I	—	(43,718)
Distributions, Class C	—	(206)
Distributions, Class A	—	(206)
Decrease in net assets from distributions to shareholders	—	(44,336)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
Proceeds from shares sold	39,224	366,929
Shares issued in reinvestment of distributions	—	44,336
Payments for shares redeemed	(575,778)	(189,524)
Net increase (decrease) in net assets from capital share transactions	(536,554)	221,741
TOTAL INCREASE (DECREASE) IN NET ASSETS	(501,411)	166,316
NET ASSETS:
Beginning of period	2,374,156	2,207,840
End of period	$1,872,745	$2,374,156

Semi-Annual Report | November 30, 2019

Arbitrage Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2019		Year Ended May 31,
	(Unaudited)		2019		2018		2017		2016	2015
Net asset value, beginning of period	$12.92		$12.65		$13.06		$12.78		$12.97	$12.58
Income (loss) from investment operations
Net investment income (loss)(a)	(0.01	)(c)	(0.03	)(c)	0.05		(0.13	)(b)	(0.06)	(0.11)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.25		0.52		(0.01	)(c)	0.53	(d)	0.17	0.53
Total from investment operations	0.24		0.49		0.04		0.40		0.11	0.42
Less distributions
From net investment income	–		(0.06)		(0.09)		–		–	–
From net realized gains	–		(0.16)		(0.36)		(0.12)		(0.30)	(0.03)
Total distributions	–		(0.22)		(0.45)		(0.12)		(0.30)	(0.03)
Proceeds from redemption fees collected	–		–		0.00	(e)	0.00	(e)	0.00 (e)	0.00 (e)
Net asset value, end of period	$13.16		$12.92		$12.65		$13.06		$12.78	$12.97
Total return(f)	1.86	%(g)	3.89%		0.31%		3.17%		0.87%	3.35%
Net assets, end of period (in 000s)	$146,027		$163,349		$222,309		$340,353		$433,936	$500,440
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	1.78	%(i)	1.94%		1.91%		1.87	%(b)	1.88%	2.31%
Net expenses after advisory fees waived and expenses reimbursed(h)(j)	1.76	%(i)	1.93%		1.90%		1.87	%(b)	1.88%	2.31%
Net investment income (loss)	(0.14	%)(c)(i)	(0.20	%)(c)	0.41%		(1.00	%)(b)	(0.51%)	(0.87%)
Portfolio turnover rate	121	%(g)	419%		362%		363%		321%	514%

See Notes to Financial Statements.

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  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(c)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of $0.01 per share.

(e)  Amount rounds to less than $0.01 per share.

(f)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(g)  Not annualized.

(h)  Dividend expense totaled 0.28% (annualized), 0.46%, 0.42%, 0.36%, 0.34% and 0.68% of average net assets for the six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively. Interest rebate expense and line of credit interest expense totaled 0.01% (annualized), 0.00%, 0.01%, 0.03%, 0.07% and 0.18% of average net assets for the six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(i)  Annualized.

(j)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.47% (annualized), 1.47%, 1.47%, 1.48%, 1.47% and 1.45% of average net assets for the six months ended November 30, 2019 and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019

Arbitrage Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2019		Year Ended May 31,
	(Unaudited)		2019	2018	2017		2016	2015
Net asset value, beginning of period	$13.32		$13.03	$13.46	$13.13		$13.28	$12.86
Income (loss) from investment operations
Net investment income (loss)(a)	0.01		0.01	0.05	(0.10	)(b)	(0.03)	(0.09)
Net realized and unrealized gains on investments and foreign currencies	0.24		0.54	0.01	0.55	(c)	0.18	0.54
Total from investment operations	0.25		0.55	0.06	0.45		0.15	0.45
Less distributions
From net investment income	–		(0.10)	(0.13)	–		–	–
From net realized gains	–		(0.16)	(0.36)	(0.12)		(0.30)	(0.03)
Total distributions	–		(0.26)	(0.49)	(0.12)		(0.30)	(0.03)
Proceeds from redemption fees collected	–		–	0.00 (d)	0.00	(d)	0.00 (d)	0.00 (d)
Net asset value, end of period	$13.57		$13.32	$13.03	$13.46		$13.13	$13.28
Total return(e)	1.95	%(f)	4.21%	0.50%	3.47%		1.16%	3.51%
Net assets, end of period (in 000s)	$1,481,059		$1,546,542	$1,510,598	$1,492,094		$1,395,178	$1,514,685
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	1.53	%(h)	1.69%	1.66%	1.62	%(b)	1.63%	2.06%
Net expenses after advisory fees waived and expenses reimbursed(g)(i)	1.51	%(h)	1.68%	1.65%	1.62	%(b)	1.63%	2.06%
Net investment income (loss)	0.10	%(h)	0.06%	0.35%	(0.76	%)(b)	(0.24%)	(0.65%)
Portfolio turnover rate	121	%(f)	419%	362%	363%		321%	514%

See Notes to Financial Statements.

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  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(c)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of $0.01 per share.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)  Not annualized.

(g)  Dividend expense totaled 0.28% (annualized), 0.46%, 0.42%, 0.36%, 0.34% and 0.68% of average net assets for the six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively. Interest rebate expense and line of credit interest expense totaled 0.01% (annualized), 0.00%, 0.01%, 0.03%, 0.07% and 0.18% of average net assets for the six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(h)  Annualized.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.22% (annualized), 1.22%, 1.22%, 1.23%, 1.22% and 1.20% of average net assets for the six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019

Arbitrage Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2019		Year Ended May 31,
	(Unaudited)		2019		2018		2017		2016	2015
Net asset value, beginning of period	$12.34		$12.12		$12.54		$12.37		$12.65	$12.37
Income (loss) from investment operations
Net investment loss(a)	(0.06	)(b)	(0.12	)(b)	(0.07	)(b)	(0.22	)(c)	(0.16)	(0.20)
Net realized and unrealized gains on investments and foreign currencies	0.24		0.50		0.01		0.51	(d)	0.18	0.51
Total from investment operations	0.18		0.38		(0.06)		0.29		0.02	0.31
Less distributions
From net investment income	–		–		(0.00	)(e)	–		–	–
From net realized gains	–		(0.16)		(0.36)		(0.12)		(0.30)	(0.03)
Total distributions	–		(0.16)		(0.36)		(0.12)		(0.30)	(0.03)
Proceeds from redemption fees collected	–		–		–		–		–	–
Net asset value, end of period	$12.52		$12.34		$12.12		$12.54		$12.37	$12.65
Total return(f)(h)	1.46	%(g)	3.11%		(0.45%)		2.38%		0.18%	2.52%
Net assets, end of period (in 000s)	$19,939		$19,050		$22,917		$26,900		$30,814	$32,958
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(i)	2.53	%(j)	2.69%		2.66%		2.62	%(c)	2.63%	3.06%
Net expenses after advisory fees waived and expenses reimbursed(i)(k)	2.51	%(j)	2.68%		2.65%		2.62	%(c)	2.63%	3.06%
Net investment loss	(0.91	%)(b)(j)	(0.94	%)(b)	(0.56%)		(1.76	%)(c)	(1.28%)	(1.60%)
Portfolio turnover rate	121	%(g)	419%		362%		363%		321%	514%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(d)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of $0.01 per share.

(e)  Amount rounds to less than $0.01 per share.

(f)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(g)  Not annualized.

(h)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(i)  Dividend expense totaled 0.28% (annualized), 0.46%, 0.42%, 0.36%, 0.34% and 0.68% of average net assets for the six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively. Interest rebate expense and line of credit interest expense totaled 0.01% (annualized), 0.00%, 0.01%, 0.03%, 0.07% and 0.18% of average net assets for the six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(j)  Annualized.

(k)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 2.22% (annualized), 2.22%, 2.22%, 2.23%, 2.22% and 2.20% of average net assets for the six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019

Arbitrage Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2019		Year Ended May 31,
	(Unaudited)		2019		2018	2017		2016	2015
Net asset value, beginning of period	$12.90		$12.63		$13.07	$12.79		$12.97	$12.59
Income (loss) from investment operations
Net investment income (loss)(a)	(0.01	)(d)	(0.02	)(d)	– (b)	(0.13	)(c)	(0.07)	(0.09)
Net realized and unrealized gains on investments and foreign currencies	0.25		0.52		0.02	0.53	(e)	0.19	0.50
Total from investment operations	0.24		0.50		0.02	0.40		0.12	0.41
Less distributions
From net investment income	–		(0.07)		(0.10)	–		–	–
From net realized gains	–		(0.16)		(0.36)	(0.12)		(0.30)	(0.03)
Total distributions	–		(0.23)		(0.46)	(0.12)		(0.30)	(0.03)
Proceeds from redemption fees collected	–		–		–	–		–	–
Net asset value, end of period	$13.14		$12.90		$12.63	$13.07		$12.79	$12.97
Total return(f)(h)	1.78	%(g)	3.94%		0.21%	3.17%		0.95%	3.27%
Net assets, end of period (in 000s)	$18,057		$18,341		$16,740	$10,012		$8,421	$17,458
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(i)	1.78	%(j)	1.94%		1.91%	1.87	%(c)	1.87%	2.31%
Net expenses after advisory fees waived and expenses reimbursed(i)(k)	1.76	%(j)	1.93%		1.90%	1.87	%(c)	1.87%	2.31%
Net investment loss	(0.16	%)(d)(j)	(0.19	%)(d)	(0.01%)	(1.02	%)(c)	(0.56%)	(0.70%)
Portfolio turnover rate	121	%(g)	419%		362%	363%		321%	514%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Amount rounds to less than $0.01 per share.

(c)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(d)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of $0.01 per share.

(f)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(g)  Not annualized.

(h)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(i)  Dividend expense totaled 0.28% (annualized), 0.46%, 0.42%, 0.36%, 0.33% and 0.68% of average net assets for six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively. Interest rebate expense and line of credit interest expense totaled 0.01% (annualized), 0.00%, 0.01%, 0.03%, 0.07% and 0.18% of average net assets for the six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(j)  Annualized.

(k)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.47% (annualized), 1.47%, 1.47%, 1.48%, 1.47% and 1.45% of average net assets for the six months ended November 30, 2019, the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019

Water Island Diversified Event-Driven Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2019		Year Ended May 31,
	(Unaudited)		2019	2018	2017		2016		2015
Net asset value, beginning of period	$9.47		$9.46	$9.34	$8.98		$9.73		$10.29
Income (loss) from investment operations
Net investment income (loss)(a)	(0.01)		0.07	0.06	(0.04	)(b)	(0.02)		0.04
Net realized and unrealized gains (losses) on investments and foreign currencies	0.16		0.08	0.09	0.40	(c)	(0.53)		(0.36)
Total from investment operations	0.15		0.15	0.15	0.36		(0.55)		(0.32)
Less distributions
From net investment income	–		(0.14)	(0.03)	–		(0.20)		(0.08)
From net realized gains	–		–	–	–		(0.00	)(d)	(0.16)
Total distributions	–		(0.14)	(0.03)	–		(0.20)		(0.24)
Proceeds from redemption fees collected	–		–	0.00 (d)	0.00	(d)	0.00	(d)	0.00 (d)
Net asset value, end of period	$9.62		$9.47	$9.46	$9.34		$8.98		$9.73
Total return(e)	1.58	%(f)	1.60%	1.56%	4.01%		(5.55%)		(3.12%)
Net assets, end of period (in 000s)	$30,933		$30,423	$45,383	$70,277		$80,114		$195,014
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	2.30	%(h)	2.58%	2.59%	2.56	%(b)	2.62%		2.52%
Net expenses after advisory fees waived and expenses reimbursed(g)(i)	1.93	%(h)	2.18%	2.16%	2.26%		2.46%		2.50%
Net investment income (loss)	(0.19	%)(h)	0.70%	0.58%	(0.45	%)(b)	(0.27%)		0.37%
Portfolio turnover rate	175	%(f)	504%	421%	409%		350%		451%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and 0.01% of average net assets.

(c)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of less than $0.005 per share.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)  Not annualized.

(g)  Dividend expense totaled 0.23% (annualized), 0.46%, 0.44%, 0.53%, 0.58% and 0.55% of average net assets for the six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively. Interest rebate expense and line of credit interest expense totaled 0.01% (annualized), 0.03%, 0.03%, 0.04%, 0.19% and 0.26% of average net assets for the six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(h)  Annualized.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69% (annualized), 1.69%, 1.69%, 1.69%, 1.69% and 1.69% of average net assets for the six months ended November 30, 2019 and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019

Water Island Diversified Event-Driven Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2019		Year Ended May 31,
	(Unaudited)		2019	2018	2017		2016		2015
Net asset value, beginning of period	$9.54		$9.53	$9.43	$9.04		$9.81		$10.37
Income (loss) from investment operations
Net investment income (loss)(a)	0.00	(d)	0.09	0.04	(0.02	)(b)	(0.02)		0.06
Net realized and unrealized gains (losses) on investments and foreign currencies	0.16		0.09	0.12	0.41	(c)	(0.51)		(0.37)
Total from investment operations	0.16		0.18	0.16	0.39		(0.53)		(0.31)
Less distributions
From net investment income	–		(0.17)	(0.06)	–		(0.24)		(0.09)
From net realized gains	–		–	–	–		(0.00	)(d)	(0.16)
Total distributions	–		(0.17)	(0.06)	–		(0.24)		(0.25)
Proceeds from redemption fees collected	–		–	0.00 (d)	0.00	(d)	0.00	(d)	0.00 (d)
Net asset value, end of period	$9.70		$9.54	$9.53	$9.43		$9.04		$9.81
Total return(e)	1.68	%(f)	1.88%	1.69%	4.31%		(5.27%)		(2.96%)
Net assets, end of period (in 000s)	$98,492		$92,710	$103,001	$68,272		$95,155		$390,102
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	2.05	%(h)	2.33%	2.34%	2.31	%(b)	2.37%		2.27%
Net expenses after advisory fees waived and expenses reimbursed(g)(i)	1.68	%(h)	1.93%	1.91%	2.01%		2.21%		2.25%
Net investment income (loss)	0.06	%(h)	0.92%	0.46%	(0.22	%)(b)	(0.26%)		0.62%
Portfolio turnover rate	175	%(f)	504%	421%	409%		350%		451%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and 0.01% of average net assets.

(c)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of less than $0.005 per share.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)  Not annualized.

(g)  Dividend expense totaled 0.23% (annualized), 0.46%, 0.44%, 0.53%, 0.58% and 0.55% of average net assets for the six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively. Interest rebate expense and line of credit interest expense totaled 0.01% (annualized), 0.03%, 0.03%, 0.04%, 0.19% and 0.26% of average net assets for the six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(h)  Annualized.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.44% (annualized), 1.44%, 1.44%, 1.44%, 1.44% and 1.44% of average net assets for the six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019

Water Island Diversified Event-Driven Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2019		Year Ended May 31,
	(Unaudited)		2019	2018		2017		2016		2015
Net asset value, beginning of period	$9.29		$9.26	$9.19		$8.91		$9.62		$10.22
Income (loss) from investment operations
Net investment loss(a)	(0.04)		(0.01)	(0.03	)(b)	(0.11	)(c)	(0.09)		(0.04)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.15		0.09	0.10		0.39	(d)	(0.50)		(0.36)
Total from investment operations	0.11		0.08	0.07		0.28		(0.59)		(0.40)
Less distributions
From net investment income	–		(0.05)	–		–		(0.12)		(0.04)
From net realized gains	–		–	–		–		(0.00	)(e)	(0.16)
Total distributions	–		(0.05)	–		–		(0.12)		(0.20)
Net asset value, end of period	$9.40		$9.29	$9.26		$9.19		$8.91		$9.62
Total return(f)(h)	1.18	%(g)	0.91%	0.76%		3.14%		(6.14%)		(3.95%)
Net assets, end of period (in 000s)	$689		$794	$1,175		$1,567		$2,538		$5,020
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(j)	3.05	%(i)	3.33%	3.34%		3.31	%(c)	3.37%		3.27%
Net expenses after advisory fees waived and expenses reimbursed(j)(k)	2.68	%(i)	2.93%	2.91%		3.01%		3.21%		3.25%
Net investment loss	(0.95	%)(i)	(0.06%)	(0.34%)		(1.26	%)(c)	(0.95%)		(0.37%)
Portfolio turnover rate	175	%(g)	504%	421%		409%		350%		451%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and 0.01% of average net assets.

(d)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of less than $0.005 per share.

(e)  Amount rounds to less than $0.01 per share.

(f)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(g)  Not annualized.

(h)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(i)  Annualized.

(j)  Dividend expense totaled 0.23% (annualized), 0.46%, 0.44%, 0.53%, 0.59% and 0.55% of average net assets for the six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively. Interest rebate expense and line of credit interest expense totaled 0.01% (annualized), 0.03%, 0.03%, 0.04%, 0.18% and 0.26% of average net assets for the six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(k)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 2.44% (annualized), 2.44%, 2.44%, 2.44%, 2.44% and 2.44% of average net assets for the six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019

Water Island Diversified Event-Driven Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2019		Year Ended May 31,
	(Unaudited)		2019	2018	2017		2016		2015
Net asset value, beginning of period	$9.46		$9.46	$9.35	$8.98		$9.73		$10.30
Income (loss) from investment operations
Net investment income (loss)(a)	(0.01)		0.06	0.04	(0.05	)(b)	(0.03)		0.03
Net realized and unrealized gains (losses) on investments and foreign currencies	0.16		0.08	0.10	0.42	(c)	(0.52)		(0.36)
Total from investment operations	0.15		0.14	0.14	0.37		(0.55)		(0.33)
Less distributions
From net investment income	–		(0.14)	(0.03)	–		(0.20)		(0.08)
From net realized gains	–		–	–	–		(0.00	)(d)	(0.16)
Total distributions	–		(0.14)	(0.03)	–		(0.20)		(0.24)
Proceeds from redemption fees collected	–		–	–	–		–		–
Net asset value, end of period	$9.61		$9.46	$9.46	$9.35		$8.98		$9.73
Total return(e)(g)	1.59	%(f)	1.56%	1.49%	4.12%		(5.54%)		(3.22%)
Net assets, end of period (in 000s)	$805		$799	$701	$810		$2,062		$5,341
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	2.30	%(i)	2.58%	2.59%	2.56	%(b)	2.63%		2.52%
Net expenses after advisory fees waived and expenses reimbursed(h)(j)	1.93	%(i)	2.18%	2.16%	2.26%		2.47%		2.50%
Net investment income (loss)	(0.20	%)(i)	0.65%	0.41%	(0.53	%)(b)	(0.28%)		0.35%
Portfolio turnover rate	175	%(f)	504%	421%	409%		350%		451%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and 0.01% of average net assets.

(c)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of less than $0.005 per share.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(f)  Not annualized.

(g)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares or the imposition of any sales load.

(h)  Dividend expense totaled 0.23% (annualized), 0.46%, 0.44%, 0.53%, 0.59% and 0.55% of average net assets for six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively. Interest rebate expense and line of credit interest expense totaled 0.01% (annualized), 0.03%, 0.03%, 0.04%, 0.19% and 0.26% of average net assets for the six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(i)  Annualized.

(j)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69% (annualized), 1.69%, 1.69%, 1.69%, 1.69% and 1.69% of average net assets for the six months ended November 30, 2019, the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019

Water Island Credit Opportunities Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2019		Year Ended May 31,
	(Unaudited)		2019		2018	2017		2016	2015
Net asset value, beginning of period	$9.70		$9.77		$9.67	$9.69		$9.95	$10.28
Income (loss) from investment operations
Net investment income(a)	0.12		0.31		0.20	0.23	(b)	0.25	0.28
Net realized and unrealized gains (losses) on investments and foreign currencies	0.05		(0.07)		0.12	0.01		(0.24)	(0.29)
Total from investment operations	0.17		0.24		0.32	0.24		0.01	(0.01)
Less distributions
From net investment income	(0.16)		(0.31)		(0.22)	(0.26)		(0.27)	(0.32)
Total distributions	(0.16)		(0.31)		(0.22)	(0.26)		(0.27)	(0.32)
Proceeds from redemption fees collected	–		–		–	0.00	(c)	–	0.00 (c)
Net asset value, end of period	$9.71		$9.70		$9.77	$9.67		$9.69	$9.95
Total return(d)	1.74	%(e)	2.55%		3.21%	2.58%		0.10%	(0.10%)
Net assets, end of period (in 000s)	$8,441		$7,845		$9,533	$11,935		$12,426	$22,728
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	1.93	%(g)	2.10	%(h)	2.27%	1.96	%(b)	1.92%	2.27%
Net expenses after advisory fees waived and expenses reimbursed(f)(i)	1.38	%(g)	1.59	%(h)	1.95%	1.66%		1.67%	2.03%
Net investment income	2.57	%(g)	3.18	%(h)	2.09%	2.34	%(b)	2.62%	2.84%
Portfolio turnover rate	96	%(e)	221%		314%	211%		181%	191%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(c)  Amount rounds to less than $0.01 per share.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Dividend expense totaled 0.14% (annualized), 0.29%, 0.42%, 0.16%, 0.03% and 0.06% of average net assets for the six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively. Interest rebate expense and line of credit interest expense totaled 0.01% (annualized), 0.01%, 0.03% , 0.00%, 0.14% and 0.47% of average net assets for the six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(g)  Annualized.

(h)  Effective August 6, 2018, the investment adviser reduced the advisory fee paid by the Fund and agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund's total expenses (other than certain expenses noted in the Notes to Financial Statements) to 1.23% for Class R shares. Prior to August 6, 2018, the expense limitation had been 1.50%

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.23% (annualized), 1.29%, 1.50%, 1.50%, 1.50% and 1.50% of average net assets for the six months ended November 30, 2019 and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019

Water Island Credit Opportunities Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2019		Year Ended May 31,
	(Unaudited)		2019		2018	2017		2016	2015
Net asset value, beginning of period	$9.65		$9.73		$9.65	$9.67		$9.93	$10.25
Income (loss) from investment operations
Net investment income(a)	0.14		0.34		0.23	0.25	(b)	0.27	0.33
Net realized and unrealized gains (losses) on investments and foreign currencies	0.04		(0.08)		0.11	0.02		(0.24)	(0.31)
Total from investment operations	0.18		0.26		0.34	0.27		0.03	0.02
Less distributions
From net investment income	(0.17)		(0.34)		(0.26)	(0.29)		(0.29)	(0.34)
Total distributions	(0.17)		(0.34)		(0.26)	(0.29)		(0.29)	(0.34)
Proceeds from redemption fees collected	–		–		–	–		–	0.00 (c)
Net asset value, end of period	$9.66		$9.65		$9.73	$9.65		$9.67	$9.93
Total return(d)	1.87	%(e)	2.70%		3.61%	2.78%		0.30%	0.16%
Net assets, end of period (in 000s)	$49,677		$49,795		$36,207	$44,159		$41,992	$46,118
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	1.68	%(g)	1.85	%(h)	2.02%	1.71	%(b)	1.68%	2.04%
Net expenses after advisory fees waived and expenses reimbursed(f)(i)	1.13	%(g)	1.32	%(h)	1.70%	1.41%		1.43%	1.78%
Net investment income	2.81	%(g)	3.51	%(h)	2.34%	2.62	%(b)	2.84%	3.28%
Portfolio turnover rate	96	%(e)	221%		314%	211%		181%	191%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(c)  Amount rounds to less than $0.01 per share.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Dividend expense totaled 0.14% (annualized), 0.29%, 0.42% 0.16%, 0.04% and 0.06% of average net assets for the six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively. Interest rebate expense and line of credit interest expense totaled 0.01% (annualized), 0.01%, 0.03%, 0.00%, 0.14% and 0.47% of average net assets for the six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(g)  Annualized.

(h)  Effective August 6, 2018, the investment adviser reduced the advisory fee paid by the Fund and agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund's total expenses (other than certain expenses noted in the Notes to Financial Statements) to 0.98% for Class I shares. Prior to August 6, 2018, the expense limitation had been 1.25%

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 0.98% (annualized), 1.02%, 1.25%, 1.25%, 1.25%and 1.25% of average net assets for the six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019

Water Island Credit Opportunities Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2019		Year Ended May 31,
	(Unaudited)		2019		2018	2017		2016	2015
Net asset value, beginning of period	$9.67		$9.74		$9.62	$9.61		$9.89	$10.23
Income (loss) from investment operations
Net investment income(a)	0.09		0.24		0.13	0.16	(b)	0.18	0.22
Net realized and unrealized gains (losses) on investments and foreign currencies	0.03		(0.07)		0.11	0.02		(0.25)	(0.30)
Total from investment operations	0.12		0.17		0.24	0.18		(0.07)	(0.08)
Less distributions
From net investment income	(0.12)		(0.24)		(0.12)	(0.17)		(0.21)	(0.26)
Total distributions	(0.12)		(0.24)		(0.12)	(0.17)		(0.21)	(0.26)
Net asset value, end of period	$9.67		$9.67		$9.74	$9.62		$9.61	$9.89
Total return(c)(e)	1.26	%(d)	1.79%		2.53%	1.83%		(0.72%)	(0.76%)
Net assets, end of period (in 000s)	$356		$468		$640	$1,053		$1,220	$2,020
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	2.68	%(g)	2.86	%(h)	3.02%	2.71	%(b)	2.68%	3.05%
Net expenses after advisory fees waived and expenses reimbursed(f)(i)	2.13	%(g)	2.34	%(h)	2.70%	2.41%		2.43%	2.78%
Net investment income	1.81	%(g)	2.46	%(h)	1.38%	1.69	%(b)	1.92%	2.24%
Portfolio turnover rate	96	%(d)	221%		314%	211%		181%	191%

See Notes to Financial Statements.

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  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(c)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized.

(e)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(f)  Dividend expense totaled 0.14% (annualized), 0.29%, 0.42%, 0.16%, 0.04% and 0.06% of average net assets for the six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively. Interest rebate expense and line of credit interest expense totaled 0.01% (annualized), 0.01%, 0.03%, 0.00%, 0.14% and 0.47% of average net assets for the six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(g)  Annualized.

(h)  Effective August 6, 2018, the investment adviser reduced the advisory fee paid by the Fund and agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund's total expenses (other than certain expenses noted in the Notes to Financial Statements) to 1.98% for Class C shares. Prior to August 6, 2018, the expense limitation had been 2.25%.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.98% (annualized), 2.04%, 2.25%, 2.25%, 2.25% and 2.25% of average net assets for the six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019

Water Island Credit Opportunities Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2019		Year Ended May 31,
	(Unaudited)		2019		2018	2017		2016	2015
Net asset value, beginning of period	$9.65		$9.73		$9.66	$9.67		$9.93	$10.25
Income (loss) from investment operations
Net investment income(a)	0.12		0.31		0.17	0.23	(b)	0.25	0.29
Net realized and unrealized gains (losses) on investments and foreign currencies	0.05		(0.08)		0.14	0.02		(0.25)	(0.29)
Total from investment operations	0.17		0.23		0.31	0.25		–	–
Less distributions
From net investment income	(0.16)		(0.31)		(0.24)	(0.26)		(0.26)	(0.32)
Total distributions	(0.16)		(0.31)		(0.24)	(0.26)		(0.26)	(0.32)
Net asset value, end of period	$9.66		$9.65		$9.73	$9.66		$9.67	$9.93
Total return(c)(d)	1.74	%(e)	2.45%		3.10%	2.58%		0.02%	(0.01%)
Net assets, end of period (in 000s)	$406		$121		$153	$107		$104	$630
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	1.93	%(g)	2.10	%(h)	2.27%	1.96	%(b)	1.91%	2.29%
Net expenses after advisory fees waived and expenses reimbursed(f)(i)	1.38	%(g)	1.58	%(h)	1.95%	1.66%		1.66%	2.03%
Net investment income	2.55	%(g)	3.24	%(h)	1.81%	2.35	%(b)	2.62%	2.95%
Portfolio turnover rate	96	%(e)	221%		314%	211%		181%	191%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(c)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares or the imposition of any sales load.

(d)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(e)  Not annualized.

(f)  Dividend expense totaled 0.14% (annualized), 0.29%, 0.42%, 0.16%, 0.02% and 0.06% of average net assets for six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively. Interest rebate expense and line of credit interest expense totaled 0.01% (annualized), 0.01%, 0.03%, 0.00%, 0.14% and 0.47% of average net assets for the six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(g)  Annualized.

(h)  Effective August 6, 2018, the investment adviser reduced the advisory fee paid by the Fund and agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund's total expenses (other than certain expenses noted in the Notes to Financial Statements) to 1.23% for Class A shares. Prior to August 6, 2018, the expense limitation had been 1.50%

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.23% (annualized), 1.28%, 1.50%, 1.50%, 1.50% and 1.50% of average net assets for the six months ended November 30, 2019, the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019

Water Island Long/Short Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2019		Year Ended May 31,
	(Unaudited)		2019		2018	2017		2016	2015(a)
Net asset value, beginning of period	$9.88		$10.12		$9.99	$9.31		$10.12	$10.00
Income (loss) from investment operations
Net investment income (loss)(b)	0.04		(0.01	)(d)	(0.05)	(0.20	)(c)	(0.03)	(0.10)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.14		(0.03)		0.18	0.88		(0.69)	0.22
Total from investment operations	0.18		(0.04)		0.13	0.68		(0.72)	0.12
Less distributions
From net realized gains	–		(0.20)		–	–		(0.09)	–
Total distributions	–		(0.20)		–	–		(0.09)	–
Net asset value, end of period	$10.06		$9.88		$10.12	$9.99		$9.31	$10.12
Total return(e)	1.82	%(f)	(0.29%)		1.30%	7.30%		(7.12%)	1.20	%(f)
Net assets, end of period (in 000s)	$10		$10		$10	$10		$9	$10
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	12.68	%(h)	11.69%		12.52%	15.85	%(c)	20.24%	44.48	%(h)
Net expenses after advisory fees waived and expenses reimbursed(g)(i)	1.94	%(h)	2.43%		2.35%	2.66%		2.62%	2.85	%(h)
Net investment income (loss)	0.88	%(h)	(0.15%)		(0.47%)	(2.14	%)(c)	(0.34%)	(2.35	%)(h)
Portfolio turnover rate	335	%(f)	528%		520%	449%		416%	235	%(f)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Commenced operations on January 2, 2015.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to $0.01 per share and 0.08% of average net assets.

(d)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)  Not annualized.

(g)  Dividend expense totaled 0.23% (annualized), 0.74%, 0.66%, 0.84%, 0.70% and 1.01% (annualized) of average net assets for the six months ended November 30, 2019, the years ended May 31, 2019, 2018, 2017 and 2016, and the period ended May 31, 2015, respectively. Interest rebate expense and line of credit interest expense totaled 0.02% (annualized), 0.00%, 0.00%, 0.13%, 0.23% and 0.15% (annualized) of average net assets for the six months ended November 30, 2019, the years ended May 31, 2019, 2018, 2017 and 2016, and the period ended May 31, 2015, respectively.

(h)  Annualized.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69% (annualized), 1.69%, 1.69%, 1.69%, 1.69% and 1.69% (annualized) of average net assets for the six months ended November 30, 2019, years ended May 31, 2019, 2018, 2017 and 2016, and the period ended May 31, 2015, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019

Water Island Long/Short Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2019		Year Ended May 31,
	(Unaudited)		2019	2018	2017		2016	2015(a)
Net asset value, beginning of period	$9.88		$10.12	$9.99	$9.31		$10.12	$10.00
Income (loss) from investment operations
Net investment income (loss)(b)	0.06		0.01	(0.02)	(0.18	)(c)	(0.04)	(0.09)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.12		(0.05)	0.15	0.86		(0.68)	0.21
Total from investment operations	0.18		(0.04)	0.13	0.68		(0.72)	0.12
Less distributions
From net realized gains	–		(0.20)	–	–		(0.09)	–
Total distributions	–		(0.20)	–	–		(0.09)	–
Net asset value, end of period	$10.06		$9.88	$10.12	$9.99		$9.31	$10.12
Total return(d)	1.82	%(e)	(0.29%)	1.30%	7.30%		(7.12%)	1.20	%(e)
Net assets, end of period (in 000s)	$1,862		$2,344	$2,177	$2,048		$1,302	$1,386
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	12.43	%(g)	11.44%	12.27%	15.60	%(c)	20.02%	28.08	%(g)
Net expenses after advisory fees waived and expenses reimbursed(f)(h)	1.69	%(g)	2.18%	2.10%	2.41%		2.40%	2.60	%(g)
Net investment income (loss)	1.16	%(g)	0.12%	(0.22%)	(1.88	%)(c)	(0.47%)	(2.15	%)(g)
Portfolio turnover rate	335	%(e)	528%	520%	449%		416%	235	%(e)

See Notes to Financial Statements.

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  Financial Highlights

(a)  Commenced operations on January 2, 2015.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to $0.01 per share and 0.08% of average net assets.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Dividend expense totaled 0.23% (annualized), 0.74%, 0.66%, 0.84%, 0.72% and 1.01% of average net assets for the six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017 and 2016, and the period ended May 31, 2015, respectively. Interest rebate expense and line of credit interest expense totaled 0.02% (annualized), 0.00%, 0.00%, 0.13%, 0.24% and 0.15% of average net assets for the six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017 and 2016, and the period ended May 31, 2015, respectively.

(g)  Annualized.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.44% (annualized), 1.44%, 1.44%, 1.44%, 1.44% and 1.44% (annualized) of average net assets for the six months ended November 30, 2019, and the years ended May 31, 2019, 2018, 2017 and 2016, and the period ended May 31, 2015, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2019

The Arbitrage Funds  Notes to Financial Statements

November 30, 2019 (Unaudited)

1. ORGANIZATION

The Arbitrage Funds (the "Trust") is a Delaware statutory trust, which was organized on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objective and policies. The four series presently authorized are the Arbitrage Fund (the "Arbitrage Fund"), the Water Island Diversified Event-Driven Fund (the "Diversified Event-Driven Fund"), the Water Island Credit Opportunities Fund (the "Credit Opportunities Fund") and the Water Island Long/Short Fund (the "Long/Short Fund"), each a "Fund" and collectively the "Funds". Effective August 5, 2019, Arbitrage Event-Driven Fund changed its name to Water Island Diversified Event-Driven Fund. Arbitrage Event-Driven Fund's portfolio manager, investment objective and investment strategies did not change. The Arbitrage Fund, the Diversified Event-Driven Fund and the Credit Opportunities Fund are each a diversified series of the Trust. The Long/Short Fund is a non-diversified series of the Trust. The Funds' investments are managed by Water Island Capital, LLC (the "Adviser").

Commencement of Operations
Fund	Class R shares	Class I shares	Class C shares	Class A shares
Arbitrage Fund	September 18, 2000	October 17, 2003	June 1, 2012	June 1, 2013
Diversified Event-Driven Fund	October 1, 2010	October 1, 2010	June 1, 2012	June 1, 2013
Credit Opportunities Fund	October 1, 2012	October 1, 2012	October 1, 2012	June 1, 2013
Long/Short Fund	January 2, 2015	January 2, 2015	January 2, 2015(1)	January 2, 2015(1)

(1)  Effective July 31, 2019, Class A and Class C shares of the Long/Short Fund were liquidated.

The investment objective of the Arbitrage Fund is to seek to achieve capital growth by engaging in merger arbitrage. The investment objective of the Diversified Event-Driven Fund is to seek to achieve capital growth by investing in companies that are impacted by corporate events such as mergers, acquisitions, restructurings, recapitalizations, refinancings, reorganizations and other special situations. The investment objective of the Credit Opportunities Fund is to seek to provide current income and capital growth by investing in debt securities impacted by events such as reorganizations, restructurings, recapitalizations, debt maturities, refinancings, mergers, acquisitions, regulatory changes and other special situations. The investment objective of the Long/Short Fund is to seek to achieve capital appreciation over a full market cycle with lower volatility than the broad equity market.

The Arbitrage Fund, Water Island Diversified Event-Driven Fund and Water Island Credit Opportunities Fund's four classes of shares, Class R, Class I, Class C and Class A, and the Water Island Long/Short Fund's two classes of shares, Class R and Class I, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares, Class C shares and Class A shares are subject to an annual distribution and servicing fee of up to 0.25%, 1.00% and 0.25%, respectively, of each Fund's average daily net assets attributable to Class R shares, Class C shares and Class A shares, respectively, whereas Class I shares are not subject to any distribution and servicing fees. Class C shares are also subject to a 1.00% contingent deferred sales charge on all purchases redeemed within 12 months of purchase. Class A shares of the Arbitrage Fund are sold subject to a maximum front-end sales load equal to 2.50% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $250,000, purchased

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2019 (Unaudited)

without a front-end sales charge and redeemed within 18 months of purchase. Class A shares of the Diversified Event-Driven Fund and the Credit Opportunities Fund are sold subject to a maximum front-end sales load equal to 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $250,000 purchased without a front-end sales charge and redeemed within 18 months of purchase. Effective July 31, 2019, Class A and Class C shares of the Long/Short Fund were liquidated.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The Funds are considered investment companies for financial reporting purposes under GAAP and Accounting Standards Codification Topic 946 — Financial Services — Investment Companies.

The Funds have adopted Financial Accounting Standards Board Accounting Standards Update ("ASU") No. 2017-08 "Premium Amortization on Purchased Callable Debt Securities", which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities held at a premium to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal year ended May 31, 2020. The cost basis of securities at May 31, 2019 has been adjusted to $130,328,230 and $59,114,148 for Diversified Event-Driven Fund and Credit Opportunities Fund, respectively, with no adjustment necessary for the remaining funds. The change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of the Funds' financial statements.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — The Funds' portfolio securities are valued as of the close of trading of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern standard time). Common stocks, mutual funds and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Redeemable securities issued by open-end investment companies are valued at the investment company's respective net asset value, with the exception of exchange-traded open-end investment companies, which are priced as common stocks. Market quotations of foreign securities from the principal markets in which they trade may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotation and the close of trading on the NYSE. If a significant event that affects the valuation of a foreign security occurs between the close of a foreign security's primary exchange and the time the Funds calculate their net asset value ("NAV"), the Funds will fair value the foreign security to account for this discrepancy. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and ask prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and ask prices. When there is no bid price available, put

Semi-Annual Report | November 30, 2019

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2019 (Unaudited)

and call options will be valued using the average of the last ask price and zero. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

If available, debt securities are priced based upon an evaluated bid provided by independent, third-party pricing agents. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Other assets and securities for which no quotations are readily available are valued at fair value using methods determined in good faith by the Pricing Committee, which is under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has been acquired through completion of a merger/tender or the security's primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2019 (Unaudited)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the six months ended November 30, 2019, there were no significant changes to the Funds' fair value methodologies. Transfers for Level 3 securities, if any, are shown as part of the leveling table in each Fund's Portfolio of Investments.

Share Valuation and Redemption Fees — The net asset value per share of each class of shares of the Funds is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of each Fund is equal to the net asset value per share. Effective September 30, 2017, the Trust no longer imposes a redemption fee for shares of the Fund sold within a certain number of days of purchase. Prior to September 30, 2017, Class R, Class I and Class A shares of the Arbitrage Fund, Diversified Event-Driven Fund and Long/Short Fund were subject to a redemption fee of 2% if redeemed within 30 days of purchase and Class R, Class I and Class A shares of the Credit Opportunities Fund were subject to a redemption fee of 2% if redeemed within 60 days of purchase. The Class A redemption fee did not apply for purchases over $250,000 in the Arbitrage Fund and purchases over $500,000 in the Diversified Event-Driven Fund, Credit Opportunities Fund and Long/Short Fund, as these purchases are subject to a contingent deferred sales charge. Class C shares were not subject to a redemption fee. The redemption fee is paid directly to each Fund rather than the Adviser and is allocated pro-rata to the shareholders based on net assets attributed to each class.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Short Positions — The Funds may sell securities short for economic hedging purposes. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. The Funds are liable for any dividends and interest payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are charged an interest rebate expense by the prime broker on securities sold short. The interest rebate expense is charged for the duration of time that a security is sold short and is shown on the Statements of Operations.

Derivative Instruments and Hedging Activities — The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds' investment objectives not only permit the Funds to purchase investment securities, but they also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, swap contracts, forward foreign currency exchange contracts, and purchased and written option contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment; they can focus exposure on only certain selected risk factors; and they may not

Semi-Annual Report | November 30, 2019

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2019 (Unaudited)

require the ultimate receipt or delivery of the underlying security (or securities) to satisfy the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors. The Funds may, but are not required to, seek to reduce their currency risk by hedging part or all of their exposure to various foreign currencies.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Investments in securities issued by small and medium capitalization companies tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. To the extent a Fund invests in securities of small and medium capitalization companies, it may be more vulnerable to adverse business events than larger, more established companies.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Credit Risk: Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Risk of Investing in Derivatives: The Funds' use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds' performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative instruments and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

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Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty to a transaction will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by derivative type in the notes that follow.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Options held by the Funds at November 30, 2019 are disclosed in the Portfolio of Investments.

During the period ended November 30, 2019, the Funds engaged in option writing/purchasing to limit volatility and correlation, and to create income and optionality.

Foreign Currency Exchange Contracts: The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds' foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds' securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

Foreign currency exchange contracts held by the Funds at November 30, 2019 are disclosed in the Portfolio of Investments.

During the period ended November 30, 2019, the Funds entered into foreign currency exchange contracts to hedge currency risk.

Warrants/Rights: Each Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. The Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the Options Writing/Purchasing section above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit each Fund's ability to exercise the warrants or rights at such times and in such quantities as each Fund would otherwise wish. Warrants and rights generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2019 (Unaudited)

Warrants/rights held by the Funds at November 30, 2019 are disclosed in the Portfolio of Investments.

During the period ended November 30, 2019, the Funds held warrants/rights as a result of receiving them from completed deals.

Swaps: Certain Funds may enter into interest rate, index, equity, total return and credit default swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange ("centrally cleared swaps") or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Fund's counterparty on the swap agreement becomes the CCP.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection "buyer" is generally obligated to pay the protection "seller" an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default

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The Arbitrage Funds  Notes to Financial Statements (continued)

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swap agreements only with counterparties that meet certain standards of creditworthiness or that are centrally cleared.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to a Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund's portfolio. Any net amount accrued but not yet paid to a Fund by the counterparty under a swap agreement (i.e., the Fund's current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Funds' investment restriction concerning senior securities.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on Management's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the "Code"), may limit a Fund's ability to use swap agreements. It is possible that developments in

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2019 (Unaudited)

the swap market, including additional government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") govern over-the-counter financial derivative transactions entered into by a Fund and counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Swap agreements held by the Funds at November 30, 2019 are disclosed in the Portfolio of Investments.

During the period ended November 30, 2019, the Arbitrage Fund, Diversified Event-Driven Fund and Long/Short Fund entered into swap agreements to invest outside the US more efficiently.

Fair Value of Derivative Instruments — Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Funds or any counterparty on the Statement of Assets and Liabilities. The fair value of derivative instruments for the Funds as of the six months ended November 30, 2019, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Arbitrage Fund
Foreign Currency Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$1,597,532	Unrealized depreciation on forward foreign currency exchange contracts	$6,413,840
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	21,582	Unrealized depreciation on swap contracts	—
Equity Contracts (purchased option contracts)	Investments: at fair value of unaffiliated investments	57,808
Equity Contracts (written option contracts)			Written options, at value	33,903
		$1,676,922		$6,447,743

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The Arbitrage Funds  Notes to Financial Statements (continued)

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Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Diversified Event-Driven Fund
Foreign Currency Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$24,614	Unrealized depreciation on forward foreign currency exchange contracts	$221,542
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	1,660	Unrealized depreciation on swap contracts	—
Equity Contracts (purchased option contracts)	Investments: at fair value of unaffiliated investments	61,081
Equity Contracts (written option contracts)			Written options, at value	383
		$87,355		$221,925
Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Credit Opportunities Fund
Equity Contracts (purchased option contracts)	Investments: at fair value of unaffiliated investments	$78,223		$—
		$78,223		$—

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2019 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Long/Short Fund
Foreign Currency Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$536	Unrealized depreciation on forward foreign currency exchange contracts	$1
Equity Contracts (purchased option contracts)	Investments: at fair value of unaffiliated investments	10,246
Equity Contracts (written option contracts)			Written options, at value	11,269
		$10,782		$11,270

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2019 (Unaudited)

The effect of derivative instruments on the Funds' Statement of Operations for the six months ended November 30, 2019, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Arbitrage Fund
Foreign Currency Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$6,426,654	$(9,926,891)
Equity Contracts (swap contracts)	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	(32,066,848)	21,582
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	(4,203,681)	(418,655)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	265,283	(15,256)
		$(29,578,592)	$(10,339,220)

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2019 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Diversified Event-Driven Fund
Foreign Currency Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$287,886	$(367,960)
Equity Contracts (swap contracts)	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	(1,520,938)	1,660
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	(382,615)	(170,620)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	152,246	23,870
		$(1,463,421)	$(513,050)
Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Credit Opportunities Fund
Equity Contracts (swap contracts)	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	$(125,291)	$—
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	(50,063)	(24,880)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	10,087	(1,180)
		$(165,267)	$(26,060)

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The Arbitrage Funds  Notes to Financial Statements (continued)

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Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Long/Short Fund
Foreign Currency Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$4,828	$(565)
Equity Contracts (swap contracts)	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	2,236	—
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	(12,117)	(27,347)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	7,471	9,174
		$2,418	$(18,738)

Volume of derivative instruments held by the Funds during the six months ended November 30, 2019, was as follows:

Derivative Type	Unit of Measurement	Monthly Average
Arbitrage Fund
Swap Contracts	Notional Quantity	115,160,362
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(192,951,103)
Purchased Option Contracts	Contracts	12,146
Written Option Contracts	Contracts	(366)
Derivative Type	Unit of Measurement	Monthly Average
Diversified Event-Driven Fund
Swap Contracts	Notional Quantity	6,021,237
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(7,538,047)
Purchased Option Contracts	Contracts	2,681
Written Option Contracts	Contracts	(412)
Derivative Type	Unit of Measurement	Monthly Average
Credit Opportunities Fund
Swap Contracts	Notional Quantity	2,015,206
Purchased Option Contracts	Contracts	797
Written Option Contracts	Contracts	(45)

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2019 (Unaudited)

Derivative Type	Unit of Measurement	Monthly Average
Long/Short Fund
Swap Contracts	Notional Quantity	4,761
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(119,950)
Purchased Option Contracts	Contracts	245
Written Option Contracts	Contracts	(49)

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

The Funds held financial instruments such as Equity Swaps that are subject to enforceable netting arrangements or other similar agreements as of November 30, 2019. At November 30, 2019, there was no unrealized appreciation or depreciation on these instruments held by the Credit Opportunities Fund and the Long/Short Fund.

The following table presents financial instruments held by the Arbitrage Fund and Diversified Event-Driven Fund that are subject to enforceable netting arrangements or other similar agreements as of November 30, 2019:

Arbitrage Fund

	Gross	Gross Amounts Offset in	Net Amounts Presented in	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Amounts of Recognized Assets	the Statements of Assets and Liabilities	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Equity Swaps	$21,582	$—	$21,582	$—	$—	$21,582
Total	$21,582	$—	$21,582	$—	$—	$21,582

Diversified Event-Driven Fund

	Gross	Gross Amounts Offset in	Net Amounts Presented in	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Amounts of Recognized Assets	the Statements of Assets and Liabilities	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Equity Swaps	$1,660	$—	$1,660	$—	$—	$1,660
Total	$1,660	$—	$1,660	$—	$—	$1,660

Investment Income — Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, net of any non-reclaimable tax withholdings. Payment-in-kind securities have the option at each interest payment date of making interest payments in cash or additional debt securities. Any

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The Arbitrage Funds  Notes to Financial Statements (continued)

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interest accrued on payment-in-kind securities is recorded as interest income. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes when information is not available.

Dividends and Distributions to Shareholders — Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Arbitrage Fund, Diversified Event-Driven Fund and Long/Short Fund. Dividends arising from net investment income, if any, are declared daily and paid monthly, and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Credit Opportunities Fund.

Allocation Between Classes — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate shares of total net assets of each Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon the proportionate share of total net assets of each Fund.

Federal Income Tax — It is the Funds' policy to continue to comply with the special provisions of Subchapter M of the Code, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a fund so qualifies and distributes at least 90% of its taxable net income, a fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

As of and during the six months ended November 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and, if applicable, penalties for any uncertain tax positions. Interest and penalty expense will be recorded as a component of interest or other tax expense. No interest or penalties were recorded during the six months ended November 30, 2019. The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT TRANSACTIONS

During the six months ended November 30, 2019, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, U.S. government securities, equity swap contracts, purchased and written option contracts and securities sold short, were as follows:

	Arbitrage Fund	Diversified Event-Driven Fund	Credit Opportunities Fund	Long/Short Fund
Purchases	$2,205,294,691	$223,847,662	$54,419,990	$4,151,080
Sales and Maturities	1,881,870,542	213,003,770	47,868,984	4,061,981

4. LINE OF CREDIT

The Trust, on behalf of the Funds, entered into an agreement which enables the Arbitrage Fund, the Diversified Event-Driven Fund, the Credit Opportunities Fund and the Long/Short Fund to participate in a $100,000,000 unsecured committed revolving line of credit (the "Committed

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2019 (Unaudited)

Line") and a $100,000,000 unsecured uncommitted revolving line of credit (the "Uncommitted Line," together with the Committed Line, the "Credit Agreement") with State Street Bank and Trust Company (the "Custodian"). Borrowings are made solely to temporarily finance the purchase or sale of securities or to finance the redemption of the shares of an investor of the Funds. Interest is charged to the Funds based on their borrowings at a rate per annum of the higher of the LIBOR rate plus 1.25% and the overnight federal funds rate plus 1.25%. The Committed Line has a commitment fee of 0.25% per annum on the unused portion of the Committed Line and is payable quarterly. The Uncommitted Line has an upfront fee of $25,000, is held available on a discretionary demand basis and may be terminated by the Custodian or the Trust at any time for any or no reason. On December 3, 2019 the Trust reduced the amount on the Uncommited Line to $50,000,000. The Trust accrues, on behalf of each of the Funds, the commitment fee on the unused portion of the Committed Line. Such fees are included in the custodian and bank service fees on the Statement of Operations.

For the six months ended November 30, 2019, the Arbitrage Fund, the Diversified Event-Driven Fund and the Credit Opportunities Fund had average borrowings of $39,958,333, $1,288,000 and $1,071,429, respectively, over a period of 24 days, 25 days and 14 days, respectively, at a weighted average interest rate of 3.58%, 3.35% and 3.12%, respectively. Interest expense on the line of credit for the Arbitrage Fund, the Diversified Event-Driven Fund and the Credit Opportunities Fund during the six months ended November 30, 2019, is shown as line of credit interest expense on the Statements of Operations. The Arbitrage Fund had no outstanding borrowings at November 30, 2019. The Diversified Event-Driven Fund and the Credit Opportunities Fund had outstanding borrowings of $500,000 and $500,000, respectively, at November 30, 2019.

5. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Funds' investments are managed by the Adviser according to the terms of Investment Advisory Agreements. Under the Investment Advisory Agreement between the Adviser and the Arbitrage Fund, as amended and restated on October 1, 2007, the Arbitrage Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.25% on the first $250 million, 1.20% on the next $50 million, 1.15% on the next $50 million, 1.10% on the next $75 million, 1.05% on the next $75 million and 1.00% for amounts over $500 million, based on the Arbitrage Fund's average daily net assets. Effective November 1, 2019, the Diversified Event-Driven Fund reduced the annual investment advisory fee to 1.10% based on the Diversified Event-Driven Fund's average daily net assets. Prior to November 1, 2019, under the Investment Advisory Agreement between the Adviser and the Diversified Event-Driven Fund dated September 27, 2010, the Diversified Event-Driven Fund paid the Adviser an annual fee, which was computed and accrued daily and paid monthly, of 1.25% based on the Diversified Event-Driven Fund's average daily net assets. Effective August 6, 2018, the Credit Opportunities Fund reduced the annual investment advisory fee to 0.95% on the first $250 million of its average daily net assets, 0.90% on the next $500 million of its average daily net assets and 0.85% on its average daily net assets in excess of $750 million. Prior to August 6, 2018, the Credit Opportunities Fund paid an average annual fee of 1.00% on the amount of the Credit Opportunities Fund's average daily net assets. Under the Investment Advisory Agreement between the Adviser and the Long/Short Fund dated December 22, 2014, the Long/Short Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.25% based on the Long/Short Fund's average daily net assets.

The Adviser has contractually agreed, at least until September 30, 2020 for the Arbitrage Fund, the Diversified Event-Driven Fund, the Credit Opportunities Fund, and Classes R and I of the

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Long/Short Fund, to waive its advisory fee and/or reimburse the Funds' other expenses to the extent that total operating expenses (exclusive of taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities) exceed the annual rate of the Funds' average daily net assets attributable to each share class as shown in the table below:

	Arbitrage Fund	Diversified Event-Driven Fund	Credit Opportunities Fund	Long/Short Fund
Class R	1.69%	1.69%	1.23%	1.69%
Class I	1.44%	1.44%	0.98%	1.44%
Class C	2.44%	2.44%	1.98%	2.44%
Class A	1.69%	1.69%	1.23%	1.69%

Effective August 6, 2018, the Adviser has contractually agreed to provide additional expense reimbursements to the Credit Opportunities Fund by lowering the contractual expense limitation, not including taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities, to the amounts in the table above. Prior to August 6, 2018, the expense limitation was 1.50% of the Credit Opportunities Fund's average daily net assets allocable to the Class R shares, 1.25% of the Credit Opportunities Fund's average daily net assets allocable to the Class I shares, 2.25% of the Credit Opportunities Fund's average daily net assets allocable to the Class C shares, and 1.50% of the Credit Opportunities Fund's average daily net assets allocable to the Class A shares.

During the six months ended November 30, 2019, the Arbitrage Fund invested in the Diversified Event-Driven Fund. The Adviser has agreed to waive the advisory fee paid by the Arbitrage Fund on the Arbitrage Fund's assets that are invested in the Diversified Event-Driven Fund.

As of November 30, 2019, the Long/Short Fund had $20,517 receivable from the Adviser due to an advisory fee reimbursement.

For the six months ended November 30, 2019, the aggregate net fee paid to the Adviser as a percentage of average net assets for the Arbitrage Fund, Diversified Event-Driven Fund, Credit Opportunities Fund and Long/Short Fund was 1.04%, 0.86%, 0.40% and 0.00%, respectively.

The Adviser is permitted to recapture fees waived and expenses reimbursed to the extent actual fees and expenses for a period are less than the expense limitation of each class, provided, however, that the Adviser shall only be entitled to recapture such amounts for a period of three years after the year in which the expense was waived. The Adviser can recapture, with the exception of the advisory fees waived related to Arbitrage Fund's investment in the Diversified Event-Driven Fund, any fees it has waived within three fiscal years of the year in which the fees were waived subject to the applicable annual rate of: 1.69% for Class R shares, 1.44% for Class I shares, 2.44% for Class C shares and 1.69% for Class A shares of the Arbitrage Fund and Diversified Event-Driven Fund. The Adviser can recapture any fees it has waived within three fiscal years of the year in which the fees were waived subject to the applicable annual rate of: 1.69% for Class R shares, 1.44% for Class I shares, 2.44% of the Long/Short Fund. The Advisor can recapture any fees it has waived within three years of the date of the expense waiver for the Credit Opportunities Fund subject to the applicable annual rate of 1.23% for Class R shares, 0.98% for Class I shares, 1.98% for Class C shares and 1.23% for Class A shares of the Credit Opportunities Fund for fees waived after August 6, 2018. Prior to August 6, 2018, the Adviser can recapture any fees it has waived within three years after the year in which the expense was waived subject to

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2019 (Unaudited)

the applicable annual rate of 1.50% for Class R shares, 1.25% for Class I shares, 2.25% for Class C shares and 1.50% for Class A shares of the Credit Opportunities Fund provided that such recapture would not cause the expense ratio of the Credit Opportunities Fund to exceed the limit in effect at the time such fees were recaptured.

As of November 30, 2019, the balances of future fee and expense recaptures for each Fund were as follows:

	Expiring May 31, 2020	Expiring May 31, 2021	Expiring May 31, 2022	Total
Diversified Event-Driven Fund
Class R	$222,866	$212,683	$150,425	$585,974
Class I	236,150	390,120	392,244	1,018,514
Class C	5,997	5,981	3,752	15,730
Class A	3,680	3,178	3,225	10,083
Credit Opportunities Fund
Class R	$37,259	$42,333	$35,953	$115,545
Class I	129,977	126,190	244,066	500,233
Class C	2,984	2,587	2,613	8,184
Class A	330	655	740	1,725
Long/Short Fund
Class R	$1,275	$1,030	$938	$3,243
Class I	213,108	215,161	201,824	630,093

There were no amounts recaptured during the six months ended November 30, 2019, from the Funds.

Administration Agreement

State Street Bank & Trust Company serves as the Trust's administrator pursuant to an Administration Agreement with the Trust.

Distribution Agreement

ALPS Distributors, Inc. (the "Distributor") serves as the Funds' distributor. The Distributor acts as an agent for the Funds and the distributor of their shares. The Funds have adopted, with respect to their Class R, Class C shares and Class A shares, a plan of distribution pursuant to Rule 12b-1 under the 1940 Act which permits each Fund to pay for expenses incurred in the distribution and promotion of the Funds' Class R shares, Class C shares and Class A shares and for services provided to shareholders. The Plan is a "reimbursement" plan. This means that a Fund's Class R shares, Class C shares and Class A shares only pay a particular 12b-1 fee to the extent that the Adviser, the Distributor or others have incurred expenses in the promotion and distribution of the shares, including but not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparation of sales literature and related expenses, advertisements, and other distribution-related expenses, as well as any distribution fees paid to securities dealers or others. Under the distribution plan, a Fund may pay compensation to any broker-dealer with whom the Distributor or the Funds has entered into a contract to distribute Class R shares, Class C shares or Class A shares, or to any other qualified financial services firm, for distribution and/or shareholder-related services with respect to shares held or purchased by their respective customers or in connection with the purchase of shares attributable to their efforts. The amount of payments under the Plan in any year shall not exceed 0.25% for Class R shares, 0.75% for Class C shares and 0.25% for Class A shares, respectively, of the average daily net assets allocable to a Fund's Class R shares, Class C shares and Class A shares, respectively. In addition, the Plan permits

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The Arbitrage Funds  Notes to Financial Statements (continued)

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each Fund to make payments at an annual rate of up to 0.25% of the Fund's Class C shares for expenses incurred in connection with the provision of shareholder support or administrative services for the Fund's Class C shares.

During the six months ended November 30, 2019, the Arbitrage Fund's Class R shares incurred $192,073, Class C shares incurred $96,636 and Class A shares incurred $23,114, respectively, in distribution expenses for Class R shares and Class A shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker-dealers. With respect to the Diversified Event-Driven Fund, during the six months ended November 30, 2019, the Diversified Event-Driven Fund's Class R shares incurred $38,629, Class C shares incurred $4,131 and Class A shares incurred $993, respectively, in distribution expenses for Class R shares and Class A shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker-dealers. With respect to the Credit Opportunities Fund, during the six months ended November 30, 2019, the Credit Opportunities Fund's Class R shares incurred $10,278, Class C shares incurred $1,971 and Class A shares incurred $172, respectively, in distribution expenses for Class R shares and Class A shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker-dealers. With respect to the Long/Short Fund, during the six months ended November 30, 2019, the Long/Short Fund's Class R shares incurred $13, Class C shares incurred $17 and Class A shares incurred $4, respectively, in distribution expenses for Class R shares and Class A shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker-dealers. Effective July 31, 2019, Class A and Class C shares of the Long/Short Fund were liquidated.

Chief Compliance Officer

Certain officers of the Trust are also officers of the Adviser. The Chief Compliance Officer ("CCO") of the Trust also serves as the CCO of the Adviser. The Funds currently pay the Adviser 50% of the CCO's salary for the CCO's provision of services to the Funds.

Chief Financial Officer

Foreside Management Services, LLC provides Chief Financial Officer ("CFO") services to the Trust. Foreside Management Services, LLC is compensated by the Trust under a Fund CFO/Treasurer Agreement.

Transfer Agent And Shareholder Services Agreement

DST Systems, Inc. ("DST") is the Funds' transfer agent, and per an agency agreement, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.

6. AFFILIATED ISSUER TRANSACTIONS

A summary of affiliated transactions for the Arbitrage Fund for the six months ended November 30, 2019 follows:

Affiliated Issuer	Beginning Value as of May 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/ (Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of November 30, 2019	Shares as of November 30, 2019	Dividend Income	Capital Gain Distributions
Diversified Event-Driven Fund	$15,375,997	$10,000,000	$—	$—	$404,321	$25,780,318	2,657,765	$—	$—

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2019 (Unaudited)

7. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statement of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Six Months Ended November 30, 2019 (Unaudited)		Year Ended May 31, 2019
Arbitrage Fund - Class R	Shares	Value	Shares	Value
Proceeds from shares sold	600,253	$7,820,352	3,793,525	$48,440,688
Shares issued in reinvestment of distributions	—	—	258,687	3,287,911
Payments for shares redeemed	(2,142,625)	(27,906,845)	(8,983,994)	(114,767,511)
Net decrease	(1,542,372)	$(20,086,493)	(4,931,782)	$(63,038,912)
Arbitrage Fund - Class I
Proceeds from shares sold	9,629,961	$129,298,714	39,434,735	$518,934,600
Shares issued in reinvestment of distributions	—	—	1,630,790	21,330,733
Payments for shares redeemed	(16,671,140)	(224,134,486)	(40,852,721)	(537,722,663)
Net increase/(decrease)	(7,041,179)	$(94,835,772)	212,804	$2,542,670
Arbitrage Fund - Class C
Proceeds from shares sold	220,690	$2,742,534	97,547	$1,191,257
Shares issued in reinvestment of distributions	—	—	15,160	184,649
Payments for shares redeemed	(171,528)	(2,129,633)	(460,138)	(5,623,667)
Net increase/(decrease)	49,162	$612,901	(347,431)	$(4,247,761)
Arbitrage Fund - Class A
Proceeds from shares sold	328,701	$4,284,501	402,219	$5,124,610
Shares issued in reinvestment of distributions	—	—	19,983	253,588
Payments for shares redeemed	(375,725)	(4,903,108)	(325,498)	(4,155,387)
Net increase/(decrease)	(47,024)	$(618,607)	96,704	$1,222,811

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2019 (Unaudited)

	Six Months Ended November 30, 2019 (Unaudited)		Year Ended May 31, 2019
Diversified Event-Driven Fund - Class R	Shares	Value	Shares	Value
Proceeds from shares sold	372,347	$3,548,560	572,854	$5,382,416
Shares issued in reinvestment of distributions	—	—	37,998	353,763
Payments for shares redeemed	(369,416)	(3,524,128)	(2,196,314)	(20,654,136)
Net increase/(decrease)	2,931	$24,432	(1,585,462)	$(14,917,957)
Diversified Event-Driven Fund - Class I
Proceeds from shares sold	1,411,350	$13,512,815	1,337,752	$12,728,183
Shares issued in reinvestment of distributions	—	—	173,194	1,622,831
Payments for shares redeemed	(979,094)	(9,415,322)	(2,596,458)	(24,686,089)
Net increase/(decrease)	432,256	$4,097,493	(1,085,512)	$(10,335,075)
Diversified Event-Driven Fund - Class C
Proceeds from shares sold	10,805	$100,600	119	$1,100
Shares issued in reinvestment of distributions	—	—	441	4,041
Payments for shares redeemed	(22,985)	(214,938)	(41,879)	(387,752)
Net decrease	(12,180)	$(114,338)	(41,319)	$(382,611)
Diversified Event-Driven Fund - Class A
Proceeds from shares sold	5,984	$57,458	37,148	$351,232
Shares issued in reinvestment of distributions	—	—	1,399	13,015
Payments for shares redeemed	(6,638)	(63,528)	(28,180)	(266,487)
Net increase/(decrease)	(654)	$(6,070)	10,367	$97,760

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2019 (Unaudited)

	Six Months Ended November 30, 2019 (Unaudited)		Year Ended May 31, 2019
Credit Opportunities Fund - Class R	Shares	Value	Shares	Value
Proceeds from shares sold	191,942	$1,862,961	565,549	$5,466,164
Shares issued in reinvestment of distributions	13,763	133,571	23,032	223,098
Payments for shares redeemed	(144,976)	(1,407,408)	(755,201)	(7,333,975)
Net increase/(decrease)	60,729	$589,124	(166,620)	$(1,644,713)
Credit Opportunities Fund - Class I
Proceeds from shares sold	670,537	$6,477,337	2,701,830	$26,082,551
Shares issued in reinvestment of distributions	88,803	857,974	166,340	1,601,817
Payments for shares redeemed	(776,157)	(7,497,532)	(1,431,809)	(13,740,602)
Net increase/(decrease)	(16,817)	$(162,221)	1,436,361	$13,943,766
Credit Opportunities Fund - Class C
Shares issued in reinvestment of distributions	491	4,746	1,278	12,324
Payments for shares redeemed	(12,123)	(117,229)	(18,575)	(180,135)
Net decrease	(11,632)	$(112,483)	(17,297)	$(167,811)
Credit Opportunities Fund - Class A
Proceeds from shares sold	30,785	$297,278	1,501	$14,514
Shares issued in reinvestment of distributions	222	2,148	466	4,485
Payments for shares redeemed	(1,535)	(14,810)	(5,171)	(49,069)
Net increase/(decrease)	29,472	$284,616	(3,204)	$(30,070)

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2019 (Unaudited)

	Six Months Ended November 30, 2019 (Unaudited)		Year Ended May 31, 2019
Long/Short Fund - Class R	Shares	Value	Shares	Value
Shares issued in reinvestment of distributions	—	—	21	206
Net increase	—	$—	21	$206
Long/Short Fund - Class I
Proceeds from shares sold	3,952	$39,224	36,793	$366,929
Shares issued in reinvestment of distributions	—	—	4,583	43,718
Payments for shares redeemed	(56,097)	(555,175)	(19,151)	(189,524)
Net increase/(decrease)	(52,145)	$(515,951)	22,225	$221,123
Long/Short Fund - Class C(2)
Shares issued in reinvestment of distributions	—	—	21	206
Payments for shares redeemed	(1,031)	(10,300)	—	—
Net increase/(decrease)	(1,031)	$(10,300)	21	$206
Long/Short Fund - Class A(2)
Shares issued in reinvestment of distributions	—	—	22	206
Payments for shares redeemed	(1,031)	(10,303)	—	—
Net increase/(decrease)	(1,031)	$(10,303)	22	$206

(2)  Effective July 31, 2019, Class A and Class C shares of the Long/Short Fund were liquidated.

8. FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the basis outlined below:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments. Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on security transactions; and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2019 (Unaudited)

9. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

10. SECURITIES LENDING

To generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. At the time of the loan, the Funds must receive from the borrower 102% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities.

Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan, they have the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Fund, the Funds bear the risk of delay in the recovery of portfolio securities and the risk of loss of rights in the collateral.

The Funds may participate in a securities lending program under which the Funds' custodian, State Street Bank and Trust Company (the "Custodian") acting as securities lending agent, is authorized to lend Fund portfolio securities to qualified brokers/dealers and financial institutions that post appropriate collateral. The value of securities loaned will not exceed one-third of the value of the total assets of the Fund making the loan. The Custodian has agreed to indemnify the Fund in case of default of any security borrower.

Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan. Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives a portion of the interest earned on any reinvested collateral. Income received by the Funds in securities lending transactions during the year ended November 30, 2019, if any, is reflected as securities lending income in the Statement of Operations. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at November 30, 2019 were as follows:

	Market Value of Loaned Securities	Value of Cash Collateral	Value of Non-Cash Collateral
Diversified Event-Driven Fund	$21,919	$24,313	$—

11. FEDERAL TAX INFORMATION

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is the Funds' intention to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount of distributions from net investment income and net realized gains, if any, are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and permanent differences are charged or credited to

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The Arbitrage Funds  Notes to Financial Statements (continued)

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undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate in the period that the differences arise.

Permanent differences between the Funds' financial statement and income tax reporting requirements are primarily attributable to gains and losses on certain foreign currency related transactions, short sale related dividend expense, investments in passive foreign investment companies, investments in swaps, ordinary loss netting to reduce short-term capital gains, convertible bonds, corporate actions, non-deductible excise tax activity and partnership basis adjustments. These have no effect on the Funds' net assets or net asset value per share.

Fund	Distributable Earnings (Accumulated Loss)	Paid-in Capital
Arbitrage Fund	$5,122	$(5,122)
Diversified Event-Driven Fund	2,531	(2,531)
Credit Opportunities Fund	1	(1)
Long/Short Fund	48	(48)

The tax character of dividends and distributions declared and paid during the years ended May 31, 2019 and May 31, 2018 was as follows:

Fund	Year Ended	Ordinary Income	Long-Term Capital Gains*	Total Distributions
Arbitrage Fund	5/31/2019	$29,608,804	$2,793,274	$32,402,078
	5/31/2018	55,974,429	11,622,718	67,597,147
Diversified Event-Driven Fund	5/31/2019	$2,299,685	$—	$2,299,685
	5/31/2018	730,268	—	730,268
Credit Opportunities Fund	5/31/2019	$1,863,801	$—	$1,863,801
	5/31/2018	1,400,663	—	1,400,663
Long/Short Fund	5/31/2019	$39,986	$4,350	$44,336
	5/31/2018	—	—	—

*  The Funds designate these distributions as long-term capital gains dividends per IRC code section 852(b)(3)(C).

As of May 31, 2019, the components of distributable earnings on a tax basis were as follows:

	Arbitrage Fund	Diversified Event-Driven Fund	Credit Opportunities Fund	Long/Short Fund
Undistributed ordinary income	$21,843,269	$519,952	$66,269	$14,061
Accumulated capital gains/losses	12,763,361	—	—	22,300
Unrealized appreciation/ (depreciation)	3,528,983	(1,306,291)	(161,966)	(69,800)
Capital loss carryover	—	(58,050,337)	(2,916,265)	—
Total distributable earnings (accumulated loss)	$38,135,613	$(58,836,676)	$(3,011,962)	$(33,439)

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2019 (Unaudited)

The following information is computed on a tax basis for each item as of November 30, 2019:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation (Depreciation)	Aggregate Cost of Investments for Income Tax Purposes
Arbitrage Fund	$57,236,202	$(37,668,006)	$19,568,196	$1,280,355,905
Diversified Event-Driven Fund	3,828,731	(3,152,072)	676,659	99,505,247
Credit Opportunities Fund	376,609	(540,958)	(164,349)	52,039,674
Long/Short Fund	91,721	(57,608)	34,113	1,528,700

The differences between book-basis and tax-basis net unrealized appreciation/(depreciation) for the Funds are attributable to constructive sales, dividends related to short securities, swap mark to market, wash sales, convertible bonds, straddle loss deferrals, partnership basis adjustments, forward contracts mark to market and unsettled short sales.

Capital Losses

As of May 31, 2019, the Diversified Event-Driven Fund had $49,145,252 of short term and $8,905,085 of long term capital loss carryforwards and the Credit Opportunities Fund had $1,802,859 of short term and $1,113,406 of long term capital loss carryforwards which may reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

The Diversified Event-Driven Fund utilized $1,313,446 of capital loss carryforwards, and the Credit Opportunities Fund utilized $190,353 of capital loss carryforwards during the year ended May 31, 2019.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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The Arbitrage Funds  Disclosure of Fund Expenses

November 30, 2019 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution (12b-1) expenses, redemption fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's cost in two ways:

Actual Fund Return. The section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

Hypothetical 5% Return. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes – NOT your Fund's actual return – the account values shown may not apply to your specific investment.

Semi-Annual Report | November 30, 2019

The Arbitrage Funds  Disclosure of Fund Expenses (continued)

November 30, 2019 (Unaudited)

	Beginning Account Value 06/01/2019	Ending Account Value 11/30/2019	Expense Ratio(a)	Expenses Paid During Period(b)
Arbitrage Fund
Class R
Actual	$1,000.00	$1,018.60	1.76%	$8.88
Hypothetical (5% return before expenses)	$1,000.00	$1,016.20	1.76%	$8.87
Class I
Actual	$1,000.00	$1,019.50	1.51%	$7.62
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	1.51%	$7.62
Class C
Actual	$1,000.00	$1,014.60	2.51%	$12.64
Hypothetical (5% return before expenses)	$1,000.00	$1,012.45	2.51%	$12.63
Class A
Actual	$1,000.00	$1,017.80	1.76%	$8.88
Hypothetical (5% return before expenses)	$1,000.00	$1,016.20	1.76%	$8.87

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses, are equal to the Fund's annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

	Beginning Account Value 06/01/2019	Ending Account Value 11/30/2019	Expense Ratio(a)	Expenses Paid During Period(b)
Water Island Diversified Event-Driven Fund
Class R
Actual	$1,000.00	$1,015.80	1.93%	$9.73
Hypothetical (5% return before expenses)	$1,000.00	$1,015.35	1.93%	$9.72
Class I
Actual	$1,000.00	$1,016.80	1.68%	$8.47
Hypothetical (5% return before expenses)	$1,000.00	$1,016.60	1.68%	$8.47
Class C
Actual	$1,000.00	$1,011.80	2.68%	$13.48
Hypothetical (5% return before expenses)	$1,000.00	$1,011.60	2.68%	$13.48
Class A
Actual	$1,000.00	$1,015.90	1.93%	$9.73
Hypothetical (5% return before expenses)	$1,000.00	$1,015.35	1.93%	$9.72

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses, are equal to the Fund's annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds  Disclosure of Fund Expenses (continued)

November 30, 2019 (Unaudited)

	Beginning Account Value 06/01/2019	Ending Account Value 11/30/2019	Expense Ratio(a)	Expenses Paid During Period(b)
Water Island Credit Opportunities Fund
Class R
Actual	$1,000.00	$1,017.40	1.38%	$6.96
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	1.38%	$6.96
Class I
Actual	$1,000.00	$1,018.70	1.13%	$5.70
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	1.13%	$5.70
Class C
Actual	$1,000.00	$1,012.60	2.13%	$10.72
Hypothetical (5% return before expenses)	$1,000.00	$1,014.35	2.13%	$10.73
Class A
Actual	$1,000.00	$1,017.40	1.38%	$6.96
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	1.38%	$6.96

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses, are equal to the Fund's annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

	Beginning Account Value 06/01/2019	Ending Account Value 11/30/2019	Expense Ratio(a)	Expenses Paid During Period(b)
Water Island Long/Short Fund
Class R
Actual	$1,000.00	$1,018.20	1.94%	$9.79
Hypothetical (5% return before expenses)	$1,000.00	$1,015.30	1.94%	$9.77
Class I
Actual	$1,000.00	$1,018.20	1.69%	$8.53
Hypothetical (5% return before expenses)	$1,000.00	$1,016.55	1.69%	$8.52

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses, are equal to the Fund's annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

Semi-Annual Report | November 30, 2019

The Arbitrage Funds  Additional Information

November 30, 2019 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-295-4485, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Funds voted proxies will be available without charge upon request by calling toll-free 1-800-295-4485, or on the SEC's website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Funds file a complete listing of their portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-PORT. The filings are available upon request by calling 1-800-295-4485. Furthermore, you may obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Funds' Forms N-PORT may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund

Water Island Diversified Event-Driven Fund

Water Island Credit Opportunities Fund

Water Island Long/Short Fund

800-295-4485

www.arbitragefunds.com

Adviser

Water Island Capital, LLC

41 Madison Avenue, 42nd Floor

New York, NY 10010

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Transfer Agent

DST Systems, Inc.

P.O. Box 219842

Kansas City, MO 64121-9842

Custodian

State Street Bank & Trust

225 Liberty Street

New York, NY 10281

This material must be preceded or accompanied by a prospectus. Please read it carefully before investing.

Item 2.   Code of Ethics.

Not applicable to semi-annual report.

Item 3.   Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.   Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Schedule of Investments.

The Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.   Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.   Exhibits.

(a)(1)            Not applicable to semi-annual report.

(a)(2)            A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as exhibit Ex-99.CERT.

(a)(3)            Not applicable.

(a)(4)            Not applicable.

(b)                           The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	February 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	February 5, 2020

By:	/s/ Monique Labbe
Monique Labbe
Chief Financial Officer (Principal Financial Officer)

Date:	February 5, 2020